Protective Variable Life Separate Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Protective Variable Life Separate Account and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Variable Life Separate Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2024

Appendix A

The subaccounts that comprise Protective Variable Life Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS Asset Allocation Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Asset Allocation Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Calvert VP SRI Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2023	For the period from June 20, 2023 (commencement of operations) to December 31, 2023	For the period from June 20, 2023 (commencement of operations) to December 31, 2023

ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023
Dimensional VA International Small Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Short-Term Fixed Portfolio	Not applicable	For the period from August 4, 2023 (commencement of operations) to December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023
Dimensional VA US Large Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Targeted Value Portfolio	As of December 31, 2023	For the period from October 26, 2023 (commencement of operations) to December 31, 2023	For the period from October 26, 2023 (commencement of operations) to December 31, 2023
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Equity-Income Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin DynaTech VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Growth and Income VIP Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT International Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Large Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. American Value Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Capital Appreciation Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Strategic Income Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. S&P 500 Buffer Fund, June Series I	As of December 31, 2023	For the period from September 12, 2023 (commencement of operations) to December 31, 2023	For the period from September 12, 2023 (commencement of operations) to December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Mid Cap Stock Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Emerging Markets Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS New Discovery Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Research Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Bond Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Total Return Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

MFS Value Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Morgan Stanley VIF Global Real Estate Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO All Asset Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Institutional Class	As of December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Short-Term Portfolio, Institutional Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Institutional Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Sustainable Leaders Fund, Class IA	As of December 31, 2023	For the period from September 11, 2023 (commencement of operations) to December 31, 2023	For the period from September 11, 2023 (commencement of operations) to December 31, 2023
Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Schwab S&P 500 Index Fund	As of December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023
Templeton Developing Markets VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Aggressive Growth ETF Portfolio, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Aggressive Growth ETF Portfolio, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Balanced ETF Portfolio, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Conservative ETF Portfolio, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Conservative ETF Portfolio, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Growth ETF Portfolio, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Growth ETF Portfolio, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Moderate Growth ETF Portfolio, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
TOPS Moderate Growth ETF Portfolio, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Capital Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Conservative Allocation Portfolio	As of December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023

Vanguard VIF Equity Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Equity Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Growth Portfolio	As of December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023	For the period from August 4, 2023 (commencement of operations) to December 31, 2023
Vanguard VIF International Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Short-Term Investment-Grade Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total Stock Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$6,227,967	$4,769,161	$25,544,163	$3,717,628	$2,390,747	$15,098,062	$10,415,405
Receivable from the Policies	-	260	-	781	-	-	-
Receivable from the fund manager	3,617	-	16,260	-	19	1,243	1,400
Receivable from the Company	1,807	-	-	1	-	-	-
Total assets	6,233,391	4,769,421	25,560,423	3,718,410	2,390,766	15,099,305	10,416,805

LIABILITIES:
Payable to the Policies	3,617	-	16,260	-	19	1,243	1,400
Payable to the fund manager	-	260	-	781	-	-	-
Payable to the Company	-	-	9,197	-	-	1	138
Total liabilities	3,617	260	25,457	781	19	1,244	1,538

NET ASSETS	$6,229,774	$4,769,161	$25,534,966	$3,717,629	$2,390,747	$15,098,061	$10,415,267

Fair value per share (NAV)	$23.86	$23.53	$33.92	$33.44	$17.50	$99.44	$98.20
Shares outstanding in the Separate Account	261,021	202,684	753,071	111,173	136,614	151,831	106,063

(1) Investments in mutual fund shares, at cost	$6,533,672	$4,663,005	$25,707,077	$3,498,390	$2,703,842	$14,560,128	$8,409,560

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Mid Cap Portfolio, Class I
ASSETS:
Investments at fair value (1)	$11,325,604	$3,022,650	$21,300,337	$1,842,103	$8,515,285	$61,826	$28,773
Receivable from the Policies	-	-	-	10,663	-	-	-
Receivable from the fund manager	596	518	14,910	-	1,196	-	-
Receivable from the Company	-	1	-	-	1	-	-
Total assets	11,326,200	3,023,169	21,315,247	1,852,766	8,516,482	61,826	28,773

LIABILITIES:
Payable to the Policies	596	518	14,910	-	1,196	-	-
Payable to the fund manager	-	-	-	10,663	-	-	-
Payable to the Company	31	-	8,791	-	-	-	-
Total liabilities	627	518	23,701	10,663	1,196	-	-

NET ASSETS	$11,325,573	$3,022,651	$21,291,546	$1,842,103	$8,515,286	$61,826	$28,773

Fair value per share (NAV)	$59.26	$17.41	$25.48	$25.17	$14.21	$2.37	$22.82
Shares outstanding in the Separate Account	191,117	173,616	835,963	73,186	599,246	26,087	1,261

(1) Investments in mutual fund shares, at cost	$10,877,284	$3,224,203	$21,171,201	$1,811,767	$7,944,723	$56,303	$28,509

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio
ASSETS:
Investments at fair value (1)	$2,563,043	$12,491,702	$1,894,894	$55,376	$4,742,428	$1,323,771	$1,843,809
Receivable from the Policies	-	-	254	-	-	-	-
Receivable from the fund manager	131	8,357	-	-	657	20	596
Receivable from the Company	-	-	-	-	-	218	-
Total assets	2,563,174	12,500,059	1,895,148	55,376	4,743,085	1,324,009	1,844,405

LIABILITIES:
Payable to the Policies	131	8,357	-	-	657	20	596
Payable to the fund manager	-	-	254	-	-	-	-
Payable to the Company	-	7,505	-	3	4,295	-	-
Total liabilities	131	15,862	254	3	4,952	20	596

NET ASSETS	$2,563,043	$12,484,197	$1,894,894	$55,373	$4,738,133	$1,323,989	$1,843,809

Fair value per share (NAV)	$22.57	$27.35	$25.29	$15.08	$11.88	$13.61	$32.54
Shares outstanding in the Separate Account	113,560	456,735	74,927	3,672	399,194	97,265	56,663

(1) Investments in mutual fund shares, at cost	$2,185,659	$13,000,856	$1,810,961	$55,075	$4,669,017	$1,276,902	$1,780,223

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$5,821	$5,485,993	$53,063,010	$3,529,179	$454,592	$873,205	$4,126,026
Receivable from the Policies	-	-	15,299	-	-	-	-
Receivable from the fund manager	-	6,731	-	-	-	-	1,974
Receivable from the Company	-	1	-	-	-	-	84
Total assets	5,821	5,492,725	53,078,309	3,529,179	454,592	873,205	4,128,084

LIABILITIES:
Payable to the Policies	-	6,731	-	-	-	-	1,974
Payable to the fund manager	-	-	15,299	-	-	-	-
Payable to the Company	-	-	26,003	-	-	-	-
Total liabilities	-	6,731	41,302	-	-	-	1,974

NET ASSETS	$5,821	$5,485,994	$53,037,007	$3,529,179	$454,592	$873,205	$4,126,110

Fair value per share (NAV)	$22.60	$9.06	$48.30	$24.65	$11.46	$12.45	$59.76
Shares outstanding in the Separate Account	258	605,518	1,098,613	143,172	39,668	70,137	69,043

(1) Investments in mutual fund shares, at cost	$5,202	$6,018,326	$34,226,306	$3,334,636	$435,803	$755,572	$3,989,250

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$3,461,324	$43,776,837	$34,216,043	$7,093,641	$15,023,705	$3,849,843	$27,089,251
Receivable from the Policies	14,315	-	12,297	-	336	243	13,821
Receivable from the fund manager	-	21,816	-	6,730	-	-	-
Receivable from the Company	1	-	-	-	-	72	-
Total assets	3,475,640	43,798,653	34,228,340	7,100,371	15,024,041	3,850,158	27,103,072

LIABILITIES:
Payable to the Policies	-	21,816	-	6,730	-	-	-
Payable to the fund manager	14,315	-	12,297	-	336	243	13,821
Payable to the Company	-	15,169	5,017	1,188	4,536	-	24,512
Total liabilities	14,315	36,985	17,314	7,918	4,872	243	38,333

NET ASSETS	$3,461,325	$43,761,668	$34,211,026	$7,092,453	$15,019,169	$3,849,915	$27,064,739

Fair value per share (NAV)	$92.36	$461.79	$459.76	$11.17	$11.01	$36.44	$35.91
Shares outstanding in the Separate Account	37,476	94,798	74,422	635,062	1,364,551	105,649	754,365

(1) Investments in mutual fund shares, at cost	$1,583,030	$38,838,900	$14,202,160	$7,420,658	$17,318,969	$3,997,209	$24,961,182

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$6,319,443	$11,728,556	$1,106,495	$19,806,000	$51,553,591	$28,226,436	$5,357,805
Receivable from the Policies	-	-	-	10,757	-	16,899	866
Receivable from the fund manager	136	7,930	291	-	872	-	-
Receivable from the Company	1	-	-	-	-	-	5
Total assets	6,319,580	11,736,486	1,106,786	19,816,757	51,554,463	28,243,335	5,358,676

LIABILITIES:
Payable to the Policies	136	7,930	291	-	872	-	-
Payable to the fund manager	-	-	-	10,757	-	16,899	866
Payable to the Company	-	9,024	3	9,516	56,991	1	-
Total liabilities	136	16,954	294	20,273	57,863	16,900	866

NET ASSETS	$6,319,444	$11,719,532	$1,106,492	$19,796,484	$51,496,600	$28,226,435	$5,357,810

Fair value per share (NAV)	$4.27	$6.73	$14.91	$14.20	$15.33	$26.93	$13.27
Shares outstanding in the Separate Account	1,479,963	1,742,728	74,212	1,394,789	3,362,922	1,048,141	403,753

(1) Investments in mutual fund shares, at cost	$8,363,657	$13,239,561	$1,146,991	$20,691,826	$57,167,049	$23,607,598	$6,136,902

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$6,271,338	$15,879,936	$17,647,757	$965,173	$6,929,299	$3,045,836	$14,575,431
Receivable from the Policies	-	1,964	-	527	-	-	-
Receivable from the fund manager	145	-	13,676	-	142	148	1,181
Receivable from the Company	-	-	-	-	-	-	-
Total assets	6,271,483	15,881,900	17,661,433	965,700	6,929,441	3,045,984	14,576,612

LIABILITIES:
Payable to the Policies	145	-	13,676	-	142	148	1,181
Payable to the fund manager	-	1,964	-	527	-	-	-
Payable to the Company	-	43,990	1,024	-	4	-	16,265
Total liabilities	145	45,954	14,700	527	146	148	17,446

NET ASSETS	$6,271,338	$15,835,946	$17,646,733	$965,173	$6,929,295	$3,045,836	$14,559,166

Fair value per share (NAV)	$13.32	$10.36	$9.68	$9.67	$8.85	$8.90	$8.43
Shares outstanding in the Separate Account	470,821	1,532,812	1,823,115	99,811	782,972	342,229	1,728,995

(1) Investments in mutual fund shares, at cost	$7,672,905	$18,864,301	$18,009,749	$1,046,944	$9,247,347	$2,858,952	$17,910,654

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$2,930,864	$3,031,469	$15,508,599	$7,629,402	$9,682,409	$634,423	$17,682,147
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	10	75	7,445	1,089	120	-	353
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,930,874	3,031,544	15,516,044	7,630,491	9,682,529	634,423	17,682,500

LIABILITIES:
Payable to the Policies	10	75	7,445	1,089	120	-	353
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	10,686	4,723	113	3	-	11,634
Total liabilities	11	10,761	12,168	1,202	123	-	11,987

NET ASSETS	$2,930,863	$3,020,783	$15,503,876	$7,629,289	$9,682,406	$634,423	$17,670,513

Fair value per share (NAV)	$8.44	$10.21	$16.01	$16.21	$12.28	$12.12	$12.54
Shares outstanding in the Separate Account	347,259	296,912	968,682	470,660	788,470	52,345	1,410,060

(1) Investments in mutual fund shares, at cost	$3,261,279	$4,387,602	$15,990,624	$7,528,224	$10,482,000	$535,770	$16,688,385

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I
ASSETS:
Investments at fair value (1)	$7,089,683	$12,849,466	$107,005	$7,259,579	$5,324,328	$582,341	$15,288,661
Receivable from the Policies	-	-	-	-	1,836	-	-
Receivable from the fund manager	387	154	5	266	-	155	415
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,090,070	12,849,620	107,010	7,259,845	5,326,164	582,496	15,289,076

LIABILITIES:
Payable to the Policies	387	154	5	266	-	155	415
Payable to the fund manager	-	-	-	-	1,836	-	-
Payable to the Company	970	27,150	-	12,052	14,207	-	12,613
Total liabilities	1,357	27,304	5	12,318	16,043	155	13,028

NET ASSETS	$7,088,713	$12,822,316	$107,005	$7,247,527	$5,310,121	$582,341	$15,276,048

Fair value per share (NAV)	$12.40	$19.53	$19.71	$58.96	$13.73	$8.48	$47.07
Shares outstanding in the Separate Account	571,749	657,935	5,429	123,127	387,788	68,672	324,807

(1) Investments in mutual fund shares, at cost	$6,833,831	$10,616,268	$48,483	$5,436,502	$6,056,761	$738,287	$13,728,225

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
ASSETS:
Investments at fair value (1)	$49,718,407	$10,927,639	$479,644	$2,499,871	$31,733,929	$11,336,958	$33,138,287
Receivable from the Policies	17,855	456	-	856	12,930	15,049	-
Receivable from the fund manager	-	-	66	-	-	-	2,384
Receivable from the Company	-	1	-	-	-	-	-
Total assets	49,736,262	10,928,096	479,710	2,500,727	31,746,859	11,352,007	33,140,671

LIABILITIES:
Payable to the Policies	-	-	66	-	-	-	2,384
Payable to the fund manager	17,855	456	-	856	12,930	15,049	-
Payable to the Company	82,273	-	-	-	19,743	31,122	21,280
Total liabilities	100,128	456	66	856	32,673	46,171	23,664

NET ASSETS	$49,636,134	$10,927,640	$479,644	$2,499,871	$31,714,186	$11,305,836	$33,117,007

Fair value per share (NAV)	$19.67	$62.81	$54.01	$24.24	$16.36	$33.47	$36.56
Shares outstanding in the Separate Account	2,527,626	173,979	8,881	103,130	1,939,727	338,720	906,408

(1) Investments in mutual fund shares, at cost	$34,463,294	$12,298,871	$565,261	$2,709,447	$28,785,873	$11,428,181	$29,621,069

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. Small Cap Equity Fund, Series II
ASSETS:
Investments at fair value (1)	$926,394	$13,276,479	$4,754,540	$50,172,226	$11,701,061	$58,947	$3,156,318
Receivable from the Policies	-	-	-	-	-	-	640
Receivable from the fund manager	23	156	456	1,805	1,239	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	926,417	13,276,635	4,754,996	50,174,031	11,702,300	58,947	3,156,958

LIABILITIES:
Payable to the Policies	23	156	456	1,805	1,239	-	-
Payable to the fund manager	-	-	-	-	-	-	640
Payable to the Company	-	48,990	2,960	35,933	21,978	778	4,406
Total liabilities	23	49,146	3,416	37,738	23,217	778	5,046

NET ASSETS	$926,394	$13,227,489	$4,751,580	$50,136,293	$11,679,083	$58,169	$3,151,912

Fair value per share (NAV)	$13.65	$4.29	$10.23	$18.86	$18.22	$11.96	$15.49
Shares outstanding in the Separate Account	67,868	3,094,750	464,764	2,660,245	642,210	4,929	203,765

(1) Investments in mutual fund shares, at cost	$1,037,419	$15,289,986	$5,422,466	$49,465,381	$12,661,894	$56,778	$3,594,462

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio
ASSETS:
Investments at fair value (1)	$9,731,396	$39,137,150	$11,331,953	$18,743,317	$4,602,040	$20,239,498	$18,870,474
Receivable from the Policies	-	34,837	-	43	-	-	11,643
Receivable from the fund manager	1,702	-	1,237	-	111	2,261	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	9,733,098	39,171,987	11,333,190	18,743,360	4,602,151	20,241,759	18,882,117

LIABILITIES:
Payable to the Policies	1,702	-	1,237	-	111	2,261	-
Payable to the fund manager	-	34,837	-	43	-	-	11,643
Payable to the Company	8,484	24,962	2,432	53,916	2,284	32,855	5
Total liabilities	10,186	59,799	3,669	53,959	2,395	35,116	11,648

NET ASSETS	$9,722,912	$39,112,188	$11,329,521	$18,689,401	$4,599,756	$20,206,643	$18,870,469

Fair value per share (NAV)	$1.00	$10.32	$16.79	$36.06	$8.92	$16.21	$25.79
Shares outstanding in the Separate Account	9,731,396	3,792,359	674,923	519,781	515,924	1,248,581	731,697

(1) Investments in mutual fund shares, at cost	$9,731,396	$44,174,269	$11,516,870	$13,089,045	$6,542,770	$19,058,174	$14,580,679

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class
ASSETS:
Investments at fair value (1)	$617,732	$21,656,972	$7,663,809	$12,245,264	$6,044,727	$8,509,143	$12,559,741
Receivable from the Policies	897	1,397	2,504	384	-	747	-
Receivable from the fund manager	-	-	-	-	146	-	261
Receivable from the Company	-	-	-	-	-	-	-
Total assets	618,629	21,658,369	7,666,313	12,245,648	6,044,873	8,509,890	12,560,002

LIABILITIES:
Payable to the Policies	-	-	-	-	146	-	261
Payable to the fund manager	897	1,397	2,504	384	-	747	-
Payable to the Company	-	26,608	17,170	40,257	8,574	2	50,305
Total liabilities	897	28,005	19,674	40,641	8,720	749	50,566

NET ASSETS	$617,732	$21,630,364	$7,646,639	$12,205,007	$6,036,153	$8,509,141	$12,509,436

Fair value per share (NAV)	$12.24	$60.29	$28.83	$35.99	$22.63	$12.94	$31.97
Shares outstanding in the Separate Account	50,468	359,213	265,828	340,241	267,111	657,584	392,860

(1) Investments in mutual fund shares, at cost	$705,802	$14,442,206	$6,074,515	$7,826,683	$5,030,897	$10,564,440	$8,900,860

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
ASSETS:
Investments at fair value (1)	$15,379,123	$20,999,489	$5,259,473	$20,023,280	$634,577	$377,493	$5,918,316
Receivable from the Policies	5,939	-	393	2,421	-	-	-
Receivable from the fund manager	-	693	-	-	32	14	6,730
Receivable from the Company	-	-	3	-	-	-	39
Total assets	15,385,062	21,000,182	5,259,869	20,025,701	634,609	377,507	5,925,085

LIABILITIES:
Payable to the Policies	-	693	-	-	32	14	6,730
Payable to the fund manager	5,939	-	393	2,421	-	-	-
Payable to the Company	44,213	22,504	-	50,623	-	-	-
Total liabilities	50,152	23,197	393	53,044	32	14	6,730

NET ASSETS	$15,334,910	$20,976,985	$5,259,476	$19,972,657	$634,577	$377,493	$5,918,355

Fair value per share (NAV)	$11.47	$23.26	$32.25	$20.71	$7.54	$9.20	$9.83
Shares outstanding in the Separate Account	1,340,813	902,816	163,084	966,841	84,161	41,032	602,067

(1) Investments in mutual fund shares, at cost	$17,454,790	$18,029,303	$3,879,502	$16,611,683	$657,636	$403,998	$6,000,359

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Institutional Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class	PIMCO Total Return Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$957,898	$2,187,822	$12,017,179	$54,938	$2,591,901	$875,958	$29,824,160
Receivable from the Policies	-	-	-	-	-	926	7,867
Receivable from the fund manager	-	20	2,009	-	87	-	-
Receivable from the Company	-	-	-	1	-	-	-
Total assets	957,898	2,187,842	12,019,188	54,939	2,591,988	876,884	29,832,027

LIABILITIES:
Payable to the Policies	-	20	2,009	-	87	-	-
Payable to the fund manager	-	-	-	-	-	926	7,867
Payable to the Company	1	1,628	214	-	1,600	-	31,392
Total liabilities	1	1,648	2,223	-	1,687	926	39,259

NET ASSETS	$957,897	$2,186,194	$12,016,965	$54,939	$2,590,301	$875,958	$29,792,768

Fair value per share (NAV)	$7.95	$9.60	$11.57	$11.57	$10.23	$10.23	$9.18
Shares outstanding in the Separate Account	120,490	227,898	1,038,650	4,748	253,363	85,626	3,248,819

(1) Investments in mutual fund shares, at cost	$1,276,874	$2,373,278	$13,295,494	$55,072	$2,608,594	$873,361	$35,308,257

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S&P 500 Index Fund	Templeton Developing Markets VIP Fund
ASSETS:
Investments at fair value (1)	$5,600,919	$52,098	$1,163,292	$1,154,648	$11,727,150	$86,820	$367,118
Receivable from the Policies	-	-	-	608	-	-	-
Receivable from the fund manager	1,689	-	7	-	1,256	-	25
Receivable from the Company	176	-	-	-	-	-	-
Total assets	5,602,784	52,098	1,163,299	1,155,256	11,728,406	86,820	367,143

LIABILITIES:
Payable to the Policies	1,689	-	7	-	1,256	-	25
Payable to the fund manager	-	-	-	608	-	-	-
Payable to the Company	-	-	-	-	127	-	-
Total liabilities	1,689	-	7	608	1,383	-	25

NET ASSETS	$5,601,095	$52,098	$1,163,292	$1,154,648	$11,727,023	$86,820	$367,118

Fair value per share (NAV)	$9.18	$41.37	$8.88	$9.59	$9.37	$70.19	$8.30
Shares outstanding in the Separate Account	610,122	1,259	131,001	120,401	1,251,563	1,237	44,231

(1) Investments in mutual fund shares, at cost	$6,019,513	$47,345	$1,337,240	$1,057,196	$11,016,013	$85,962	$401,880

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2
ASSETS:
Investments at fair value (1)	$1,567,210	$10,689,921	$12,181,124	$17,192,188	$1,016,576	$118,467	$70,057
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	190	359	406	544	-	-
Receivable from the Company	-	-	2	-	-	-	-
Total assets	1,567,210	10,690,111	12,181,485	17,192,594	1,017,120	118,467	70,057

LIABILITIES:
Payable to the Policies	-	190	359	406	544	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	1	-	22,014	4,132	-	-
Total liabilities	-	191	359	22,420	4,676	-	-

NET ASSETS	$1,567,210	$10,689,920	$12,181,126	$17,170,174	$1,012,444	$118,467	$70,057

Fair value per share (NAV)	$8.23	$14.24	$12.84	$11.99	$19.10	$18.80	$13.40
Shares outstanding in the Separate Account	190,426	750,697	948,686	1,433,877	53,224	6,302	5,228

(1) Investments in mutual fund shares, at cost	$1,606,081	$10,911,036	$15,618,279	$17,466,204	$944,791	$88,633	$62,509

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Capital Growth Portfolio
ASSETS:
Investments at fair value (1)	$396,101	$31,908	$5,828,864	$2,613,841	$6,148,866	$313,338	$21,817,225
Receivable from the Policies	-	-	-	267	-	-	-
Receivable from the fund manager	-	-	152	-	6,750	-	14,709
Receivable from the Company	-	-	-	-	1	-	-
Total assets	396,101	31,908	5,829,016	2,614,108	6,155,617	313,338	21,831,934

LIABILITIES:
Payable to the Policies	-	-	152	-	6,750	-	14,709
Payable to the fund manager	-	-	-	267	-	-	-
Payable to the Company	-	-	570	-	-	-	10,169
Total liabilities	-	-	722	267	6,750	-	24,878

NET ASSETS	$396,101	$31,908	$5,828,294	$2,613,841	$6,148,867	$313,338	$21,807,056

Fair value per share (NAV)	$12.52	$12.38	$18.58	$18.11	$14.52	$13.87	$46.38
Shares outstanding in the Separate Account	31,637	2,577	313,717	144,331	423,476	22,591	470,402

(1) Investments in mutual fund shares, at cost	$398,207	$30,670	$5,430,426	$2,205,691	$5,941,843	$280,275	$19,871,269

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
ASSETS:
Investments at fair value (1)	$55,354	$3,280,154	$46,862	$30,807	$1,944,961	$62,993	$772,167
Receivable from the Policies	-	196	-	-	1,264	-	498
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	75	-	-	1	-	-
Total assets	55,354	3,280,425	46,862	30,807	1,946,226	62,993	772,665

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	196	-	-	1,264	-	498
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	196	-	-	1,264	-	498

NET ASSETS	$55,354	$3,280,229	$46,862	$30,807	$1,944,962	$62,993	$772,167

Fair value per share (NAV)	$24.44	$23.91	$60.89	$25.34	$24.57	$23.93	$11.92
Shares outstanding in the Separate Account	2,265	137,188	770	1,216	79,160	2,632	64,779

(1) Investments in mutual fund shares, at cost	$55,067	$3,324,104	$38,806	$30,507	$2,340,845	$60,428	$843,672

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment- Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
ASSETS:
Investments at fair value (1)	$18,745,969	$726,856	$1,699,883
Receivable from the Policies	-	-	-
Receivable from the fund manager	14,204	-	-
Receivable from the Company	-	-	-
Total assets	18,760,173	726,856	1,699,883

LIABILITIES:
Payable to the Policies	14,204	-	-
Payable to the fund manager	-	-	-
Payable to the Company	5,193	-	-
Total liabilities	19,397	-	-

NET ASSETS	$18,740,776	$726,856	$1,699,883

Fair value per share (NAV)	$10.31	$10.63	$49.45
Shares outstanding in the Separate Account	1,818,232	68,378	34,376

(1) Investments in mutual fund shares, at cost	$18,484,859	$803,234	$1,546,916

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$138,034	$99,495	$247,535	$30,920	$5,937	$75,308	$33,067

TOTAL INVESTMENT INCOME	138,034	99,495	247,535	30,920	5,937	75,308	33,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,840	(831)	15,284	1,010	1,975	19,173	17,643
Capital gain distributions	182,811	168,817	1,352,437	260,856	29,070	613,328	509,580

Net realized gain (loss) on investments	189,651	167,986	1,367,721	261,866	31,045	632,501	527,223

Change in net unrealized appreciation (depreciation) on investments	406,464	324,320	2,233,821	390,018	295,020	2,875,622	2,364,961

Net realized and unrealized gain (loss) on investments	596,115	492,306	3,601,542	651,884	326,065	3,508,123	2,892,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$734,149	$591,801	$3,849,077	$682,804	$332,002	$3,583,431	$2,925,251

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Mid Cap Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$154,543	$38,122	$315,575	$25,752	$148,050	$921	$1

TOTAL INVESTMENT INCOME	154,543	38,122	315,575	25,752	148,050	921	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,176	754	18,484	1,718	8,583	99	37
Capital gain distributions	421,830	-	-	-	71,410	221	-

Net realized gain (loss) on investments	430,006	754	18,484	1,718	79,993	320	37

Change in net unrealized appreciation (depreciation) on investments	1,458,933	366,838	2,002,439	221,903	1,036,479	7,733	264

Net realized and unrealized gain (loss) on investments	1,888,939	367,592	2,020,923	223,621	1,116,472	8,053	301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,043,482	$405,714	$2,336,498	$249,373	$1,264,522	$8,974	$302

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
INVESTMENT INCOME:
Dividend income	$516	$-	$-	$6	$138,012	$59,577	$-

TOTAL INVESTMENT INCOME	516	-	-	6	138,012	59,577	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,711	4,532	208	33	3,803	1,453	1
Capital gain distributions	14,837	-	-	2	-	11,890	-

Net realized gain (loss) on investments	18,548	4,532	208	35	3,803	13,343	1

Change in net unrealized appreciation (depreciation) on investments	273,941	848,148	142,613	301	353,745	89,392	-

Net realized and unrealized gain (loss) on investments	292,489	852,680	142,821	336	357,548	102,735	1

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$293,005	$852,680	$142,821	$342	$495,560	$162,312	$1

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$38,695	$83	$201,643	$189,975	$61,717	$15,678	$25,978

TOTAL INVESTMENT INCOME	38,695	83	201,643	189,975	61,717	15,678	25,978

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	415	7	(3,574)	326,708	(16,340)	(2,491)	486
Capital gain distributions	23,583	369	-	1,719,441	97,741	8,746	5,699

Net realized gain (loss) on investments	23,998	376	(3,574)	2,046,149	81,401	6,255	6,185

Change in net unrealized appreciation (depreciation) on investments	100,750	620	(23,424)	11,478,200	198,461	23,886	64,695

Net realized and unrealized gain (loss) on investments	124,748	996	(26,998)	13,524,349	279,862	30,141	70,880

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,443	$1,079	$174,645	$13,714,324	$341,579	$45,819	$96,858

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$1,174	$522,361	$440,024	$170,565	$362,520	$21,580

TOTAL INVESTMENT INCOME	-	1,174	522,361	440,024	170,565	362,520	21,580

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,674	25,205	8,401	92,428	759	(461)	1,866
Capital gain distributions	-	147,832	216,801	286,112	-	-	96,396

Net realized gain (loss) on investments	9,674	173,037	225,202	378,540	759	(461)	98,262

Change in net unrealized appreciation (depreciation) on investments	1,093,144	797,306	6,483,258	6,467,212	183,907	477,747	333,052

Net realized and unrealized gain (loss) on investments	1,102,818	970,343	6,708,460	6,845,752	184,666	477,286	431,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,102,818	$971,517	$7,230,821	$7,285,776	$355,231	$839,806	$452,894

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$131,441	$-	$191,550	$44,689	$956,216	$917,661	$241,262

TOTAL INVESTMENT INCOME	131,441	-	191,550	44,689	956,216	917,661	241,262

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19,175	101,932	1,113	(145)	18,909	180,459	43,164
Capital gain distributions	709,417	-	414,133	51,470	1,159,240	4,223,727	2,768,910

Net realized gain (loss) on investments	728,592	101,932	415,246	51,325	1,178,149	4,404,186	2,812,074

Change in net unrealized appreciation (depreciation) on investments	2,709,196	1,934,834	268,576	(15,735)	(555,946)	879,432	1,054

Net realized and unrealized gain (loss) on investments	3,437,788	2,036,766	683,822	35,590	622,203	5,283,618	2,813,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,569,229	$2,036,766	$875,372	$80,279	$1,578,419	$6,201,279	$3,054,390

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund,Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$25,765	$-	$406,348	$410,169	$24,542	$180,104	$70,905

TOTAL INVESTMENT INCOME	25,765	-	406,348	410,169	24,542	180,104	70,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,764	11,982	(921)	3,807	91	7,329	5,761
Capital gain distributions	279,313	-	-	-	-	-	-

Net realized gain (loss) on investments	285,077	11,982	(921)	3,807	91	7,329	5,761

Change in net unrealized appreciation (depreciation) on investments	298,561	1,323,422	264,515	470,559	26,801	941,217	406,692

Net realized and unrealized gain (loss) on investments	583,638	1,335,404	263,594	474,366	26,892	948,546	412,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$609,403	$1,335,404	$669,942	$884,535	$51,434	$1,128,650	$483,358

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$244,797	$41,819	$-	$145,142	$52,735	$90,922	$4,689

TOTAL INVESTMENT INCOME	244,797	41,819	-	145,142	52,735	90,922	4,689

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(17,763)	(2,468)	3,728	1,766	6,167	80	1,437
Capital gain distributions	1,235,984	247,172	19,939	357,482	178,791	-	-

Net realized gain (loss) on investments	1,218,221	244,704	23,667	359,248	184,958	80	1,437

Change in net unrealized appreciation (depreciation) on investments	245,134	44,680	456,498	1,011,671	533,580	1,478,091	96,348

Net realized and unrealized gain (loss) on investments	1,463,355	289,384	480,165	1,370,919	718,538	1,478,171	97,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,708,152	$331,203	$480,165	$1,516,061	$771,273	$1,569,093	$102,474

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
INVESTMENT INCOME:
Dividend income	$-	$-	$81,756	$461	$-	$18,698	$-

TOTAL INVESTMENT INCOME	-	-	81,756	461	-	18,698	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	167,840	103,934	(66,280)	(3,608)	97,354	30,124	(127)
Capital gain distributions	670,539	274,981	-	-	146,985	1,041,440	-

Net realized gain (loss) on investments	838,379	378,915	(66,280)	(3,608)	244,339	1,071,564	(127)

Change in net unrealized appreciation (depreciation) on investments	4,651,224	1,862,035	2,522,679	26,046	1,991,836	(366,931)	34,879

Net realized and unrealized gain (loss) on investments	5,489,603	2,240,950	2,456,399	22,438	2,236,175	704,633	34,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,489,603	$2,240,950	$2,538,155	$22,899	$2,236,175	$723,331	$34,752

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II
INVESTMENT INCOME:
Dividend income	$-	$871,313	$-	$-	$45,922	$526,416	$-

TOTAL INVESTMENT INCOME	-	871,313	-	-	45,922	526,416	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	113,823	148,534	18,811	10	(996)	72,768	75,887
Capital gain distributions	-	5,363,507	-	-	189,121	1,598,184	8,075

Net realized gain (loss) on investments	113,823	5,512,041	18,811	10	188,125	1,670,952	83,962

Change in net unrealized appreciation (depreciation) on investments	4,014,282	(838,998)	1,273,629	52,527	(35,183)	792,753	1,673,777

Net realized and unrealized gain (loss) on investments	4,128,105	4,673,043	1,292,440	52,537	152,942	2,463,705	1,757,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,128,105	$5,544,356	$1,292,440	$52,537	$198,864	$2,990,121	$1,757,739

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I
INVESTMENT INCOME:
Dividend income	$68,843	$10,552	$-	$85,824	$762,682	$92,288	$-

TOTAL INVESTMENT INCOME	68,843	10,552	-	85,824	762,682	92,288	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	441,776	288	(41,932)	(8,800)	104,932	93,201	67
Capital gain distributions	3,481,368	-	-	-	6,060,358	750,419	794

Net realized gain (loss) on investments	3,923,144	288	(41,932)	(8,800)	6,165,290	843,620	861

Change in net unrealized appreciation (depreciation) on investments	4,911,300	64,717	1,136,148	127,652	(1,209,316)	1,354,054	2,169

Net realized and unrealized gain (loss) on investments	8,834,444	65,005	1,094,216	118,852	4,955,974	2,197,674	3,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,903,287	$75,557	$1,094,216	$204,676	$5,718,656	$2,289,962	$3,030

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio
INVESTMENT INCOME:
Dividend income	$-	$425,561	$1,961,884	$63,061	$169,008	$-	$156,290

TOTAL INVESTMENT INCOME	-	425,561	1,961,884	63,061	169,008	-	156,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,370	-	(4,147)	13,673	39,757	12,266	16,750
Capital gain distributions	60,434	-	-	318,336	366,953	-	1,089,837

Net realized gain (loss) on investments	68,804	-	(4,147)	332,009	406,710	12,266	1,106,587

Change in net unrealized appreciation (depreciation) on investments	369,841	-	391,978	1,066,645	1,649,259	442,364	1,494,771

Net realized and unrealized gain (loss) on investments	438,645	-	387,831	1,398,654	2,055,969	454,630	2,601,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$438,645	$425,561	$2,349,715	$1,461,715	$2,224,977	$454,630	$2,757,648

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Mid Cap Stock Portfolio	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class
INVESTMENT INCOME:
Dividend income	$84,174	$7,189	$-	$34,810	$84,605	$16,337	$-

TOTAL INVESTMENT INCOME	84,174	7,189	-	34,810	84,605	16,337	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	51,529	2,999	126,078	31,375	23,410	8,279	19,254
Capital gain distributions	519,243	-	1,532,231	557,286	651,096	282,641	-

Net realized gain (loss) on investments	570,772	2,999	1,658,309	588,661	674,506	290,920	19,254

Change in net unrealized appreciation (depreciation) on investments	1,945,163	51,960	4,340,504	550,850	1,284,291	889,578	1,078,690

Net realized and unrealized gain (loss) on investments	2,515,935	54,959	5,998,813	1,139,511	1,958,797	1,180,498	1,097,944

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,600,109	$62,148	$5,998,813	$1,174,321	$2,043,402	$1,196,835	$1,097,944

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio
INVESTMENT INCOME:
Dividend income	$59,919	$442,773	$414,148	$184,248	$268,552	$11,289	$7,948

TOTAL INVESTMENT INCOME	59,919	442,773	414,148	184,248	268,552	11,289	7,948

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,901	6,488	(4,844)	(7,648)	8,457	2,052	(11)
Capital gain distributions	633,260	-	862,551	285,097	1,346,132	-	-

Net realized gain (loss) on investments	656,161	6,488	857,707	277,449	1,354,589	2,052	(11)

Change in net unrealized appreciation (depreciation) on investments	1,670,819	573,746	723,218	(571,597)	(198,028)	48,781	13,530

Net realized and unrealized gain (loss) on investments	2,326,980	580,234	1,580,925	(294,148)	1,156,561	50,833	13,519

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,386,899	$1,023,007	$1,995,073	$(109,900)	$1,425,113	$62,122	$21,467

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Institutional Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class
INVESTMENT INCOME:
Dividend income	$119,459	$18,057	$75,474	$334,787	$7	$109,817	$36,430

TOTAL INVESTMENT INCOME	119,459	18,057	75,474	334,787	7	109,817	36,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	341	3,178	298	1,079	13	1,532	285
Capital gain distributions	109,296	-	-	-	-	-	-

Net realized gain (loss) on investments	109,637	3,178	298	1,079	13	1,532	285

Change in net unrealized appreciation (depreciation) on investments	188,383	17,084	26,964	72,948	(134)	30,804	9,688

Net realized and unrealized gain (loss) on investments	298,020	20,262	27,262	74,027	(121)	32,336	9,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$417,479	$38,319	$102,736	$408,814	$(114)	$142,153	$46,403

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Advisor Class	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S≈P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$977,024	$172,162	$-	$-	$8,569	$71,662	$-

TOTAL INVESTMENT INCOME	977,024	172,162	-	-	8,569	71,662	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(157)	(13,696)	25	6,018	4,773	30,533	16
Capital gain distributions	-	-	-	-	88,996	938,605	-

Net realized gain (loss) on investments	(157)	(13,696)	25	6,018	93,769	969,138	16

Change in net unrealized appreciation (depreciation) on investments	645,272	120,161	4,753	182,024	112,811	1,387,582	858

Net realized and unrealized gain (loss) on investments	645,115	106,465	4,778	188,042	206,580	2,356,720	874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,622,139	$278,627	$4,778	$188,042	$215,149	$2,428,382	$874

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2
INVESTMENT INCOME:
Dividend income	$7,496	$30,927	$322,718	$-	$530,500	$11,270	$1,213

TOTAL INVESTMENT INCOME	7,496	30,927	322,718	-	530,500	11,270	1,213

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	98	4,366	7,163	(6,095)	14,225	503	30
Capital gain distributions	243	1,122	-	-	-	4,499	566

Net realized gain (loss) on investments	341	5,488	7,163	(6,095)	14,225	5,002	596

Change in net unrealized appreciation (depreciation) on investments	29,778	142,206	1,574,962	350,323	2,515,057	105,326	15,637

Net realized and unrealized gain (loss) on investments	30,119	147,694	1,582,125	344,228	2,529,282	110,328	16,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,615	$178,621	$1,904,843	$344,228	$3,059,782	$121,598	$17,446

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2
INVESTMENT INCOME:
Dividend income	$1,211	$4,982	$631	$74,982	$31,017	$100,046	$5,065

TOTAL INVESTMENT INCOME	1,211	4,982	631	74,982	31,017	100,046	5,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,522	(1,990)	662	1,695	244	3,997	23
Capital gain distributions	879	5,610	775	53,103	25,231	66,530	3,769

Net realized gain (loss) on investments	2,401	3,620	1,437	54,798	25,475	70,527	3,792

Change in net unrealized appreciation (depreciation) on investments	4,979	16,765	1,242	556,715	297,782	447,243	27,396

Net realized and unrealized gain (loss) on investments	7,380	20,385	2,679	611,513	323,257	517,770	31,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,591	$25,367	$3,310	$686,495	$354,274	$617,816	$36,253

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
INVESTMENT INCOME:
Dividend income	$140,321	$-	$60,256	$919	$-	$21,872	$774

TOTAL INVESTMENT INCOME	140,321	-	60,256	919	-	21,872	774

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,766	37	(96)	1,351	(5)	1,646	48
Capital gain distributions	676,027	-	117,806	2,035	-	47,163	971

Net realized gain (loss) on investments	679,793	37	117,710	3,386	(5)	48,809	1,019

Change in net unrealized appreciation (depreciation) on investments	3,012,793	287	57,362	8,965	300	139,782	6,820

Net realized and unrealized gain (loss) on investments	3,692,586	324	175,072	12,351	295	188,591	7,839

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,832,907	$324	$235,328	$13,270	$295	$210,463	$8,613

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment- Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INVESTMENT INCOME:
Dividend income	$13,967	$246,565	$15,854	$15,403

TOTAL INVESTMENT INCOME	13,967	246,565	15,854	15,403

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(304)	1,166	(1,994)	(645)
Capital gain distributions	26,349	-	-	75,072

Net realized gain (loss) on investments	26,045	1,166	(1,994)	74,427

Change in net unrealized appreciation (depreciation) on investments	36,761	659,844	21,411	238,050

Net realized and unrealized gain (loss) on investments	62,806	661,010	19,417	312,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,773	$907,575	$35,271	$327,880

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$138,034	$99,495	$247,535	$30,920	$5,937	$75,308	$33,067
Net realized gain (loss) on investments	189,651	167,986	1,367,721	261,866	31,045	632,501	527,223
Change in net unrealized appreciation (depreciation) on investments	406,464	324,320	2,233,821	390,018	295,020	2,875,622	2,364,961

Net increase (decrease) in net assets resulting from operations	734,149	591,801	3,849,077	682,804	332,002	3,583,431	2,925,251

POLICY TRANSACTIONS:
Policy owners' net payments	670,306	288,613	3,235,352	285,506	118,274	1,432,038	628,325
Policy maintenance charges	(391,530)	(160,572)	(1,575,942)	(99,803)	(77,139)	(812,388)	(321,689)
Policy owners' benefits	(18,027)	(79,801)	(110,228)	(88,060)	(50,202)	(54,576)	(145,261)
Net transfers (to) from the Company and/or Subaccounts	1,092,076	49,582	7,190,858	(55,905)	16,343	3,706,640	(150,854)
Net Policy loan repayments (withdrawals)	9,366	730	47,675	(10,341)	(6,639)	25,055	(38,404)

Increase (decrease) in net assets resulting from Policy transactions	1,362,191	98,552	8,787,715	31,397	637	4,296,769	(27,883)

Total increase (decrease) in net assets	2,096,340	690,353	12,636,792	714,201	332,639	7,880,200	2,897,368

NET ASSETS:
Beginning of period	4,133,434	4,078,808	12,898,174	3,003,428	2,058,108	7,217,861	7,517,899

End of period	$6,229,774	$4,769,161	$25,534,966	$3,717,629	$2,390,747	$15,098,061	$10,415,267

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$154,543	$38,122	$315,575	$25,752	$148,050	$921	$1
Net realized gain (loss) on investments	430,006	754	18,484	1,718	79,993	320	37
Change in net unrealized appreciation (depreciation) on investments	1,458,933	366,838	2,002,439	221,903	1,036,479	7,733	264

Net increase (decrease) in net assets resulting from operations	2,043,482	405,714	2,336,498	249,373	1,264,522	8,974	302

POLICY TRANSACTIONS:
Policy owners' net payments	1,117,602	131,099	2,898,248	190,772	610,161	-	-
Policy maintenance charges	(578,871)	(100,267)	(1,377,464)	(66,054)	(253,767)	(1,098)	(70)
Policy owners' benefits	(73,654)	(66,913)	(79,656)	(49,649)	(168,573)	-	-
Net transfers (to) from the Company and/or Subaccounts	2,534,983	145,116	6,559,782	19,013	(192,993)	-	28,540
Net Policy loan repayments (withdrawals)	51,029	(35,042)	16,157	(10,073)	(79,587)	(34)	1

Increase (decrease) in net assets resulting from Policy transactions	3,051,089	73,993	8,017,067	84,009	(84,759)	(1,132)	28,471

Total increase (decrease) in net assets	5,094,571	479,707	10,353,565	333,382	1,179,763	7,842	28,773

NET ASSETS:
Beginning of period	6,231,002	2,542,944	10,937,981	1,508,721	7,335,523	53,984	-

End of period	$11,325,573	$3,022,651	$21,291,546	$1,842,103	$8,515,286	$61,826	$28,773

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$516	$-	$-	$6	$138,012	$59,577	$-
Net realized gain (loss) on investments	18,548	4,532	208	35	3,803	13,343	1
Change in net unrealized appreciation (depreciation) on investments	273,941	848,148	142,613	301	353,745	89,392	-

Net increase (decrease) in net assets resulting from operations	293,005	852,680	142,821	342	495,560	162,312	1

POLICY TRANSACTIONS:
Policy owners' net payments	136,139	1,819,531	95,009	-	786,574	164,859	57
Policy maintenance charges	(70,311)	(807,816)	(36,072)	(106)	(344,539)	(91,431)	-
Policy owners' benefits	(83,838)	(54,477)	(36,550)	-	(26,969)	(544)	(115)
Net transfers (to) from the Company and/or Subaccounts	(30,419)	4,045,478	74,178	55,138	1,264,638	349,581	57
Net Policy loan repayments (withdrawals)	(21,922)	14,353	(2,104)	(1)	5,105	(6,349)	-

Increase (decrease) in net assets resulting from Policy transactions	(70,351)	5,017,069	94,461	55,031	1,684,809	416,116	(1)

Total increase (decrease) in net assets	222,654	5,869,749	237,282	55,373	2,180,369	578,428	-

NET ASSETS:
Beginning of period	2,340,389	6,614,448	1,657,612	-	2,557,764	745,561	-

End of period	$2,563,043	$12,484,197	$1,894,894	$55,373	$4,738,133	$1,323,989	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$38,695	$83	$201,643	$189,975	$61,717	$15,678	$25,978
Net realized gain (loss) on investments	23,998	376	(3,574)	2,046,149	81,401	6,255	6,185
Change in net unrealized appreciation (depreciation) on investments	100,750	620	(23,424)	11,478,200	198,461	23,886	64,695

Net increase (decrease) in net assets resulting from operations	163,443	1,079	174,645	13,714,324	341,579	45,819	96,858

POLICY TRANSACTIONS:
Policy owners' net payments	136,693	-	657,423	1,977,175	125,249	5,570	23,378
Policy maintenance charges	(97,576)	(82)	(337,945)	(1,313,931)	(140,538)	(7,775)	(20,578)
Policy owners' benefits	(5,047)	-	(23,817)	(1,384,142)	(293,539)	(21,101)	(17,450)
Net transfers (to) from the Company and/or Subaccounts	671,876	4,825	2,102,611	(1,298,273)	29,581	6,864	(40)
Net Policy loan repayments (withdrawals)	85	(1)	15,378	(213,107)	10,669	(11,494)	-

Increase (decrease) in net assets resulting from Policy transactions	706,031	4,742	2,413,650	(2,232,278)	(268,578)	(27,936)	(14,690)

Total increase (decrease) in net assets	869,474	5,821	2,588,295	11,482,046	73,001	17,883	82,168

NET ASSETS:
Beginning of period	974,335	-	2,897,699	41,554,961	3,456,178	436,709	791,037

End of period	$1,843,809	$5,821	$5,485,994	$53,037,007	$3,529,179	$454,592	$873,205

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,174	$522,361	$440,024	$170,565	$362,520	$21,580
Net realized gain (loss) on investments	9,674	173,037	225,202	378,540	759	(461)	98,262
Change in net unrealized appreciation (depreciation) on investments	1,093,144	797,306	6,483,258	6,467,212	183,907	477,747	333,052

Net increase (decrease) in net assets resulting from operations	1,102,818	971,517	7,230,821	7,285,776	355,231	839,806	452,894

POLICY TRANSACTIONS:
Policy owners' net payments	434,097	125,203	5,287,575	1,136,633	767,345	565,016	473,443
Policy maintenance charges	(223,986)	(84,931)	(2,662,474)	(882,245)	(418,216)	(444,755)	(246,212)
Policy owners' benefits	(18,831)	(169,112)	(149,350)	(584,877)	(24,051)	(345,179)	(11,892)
Net transfers (to) from the Company and/or Subaccounts	1,054,100	(151,371)	13,876,720	(774,237)	2,877,815	820,870	673,878
Net Policy loan repayments (withdrawals)	(215,980)	13,737	38,598	(246,029)	7,071	(19,239)	3,656

Increase (decrease) in net assets resulting from Policy transactions	1,029,400	(266,474)	16,391,069	(1,350,755)	3,209,964	576,713	892,873

Total increase (decrease) in net assets	2,132,218	705,043	23,621,890	5,935,021	3,565,195	1,416,519	1,345,767

NET ASSETS:
Beginning of period	1,993,892	2,756,282	20,139,778	28,276,005	3,527,258	13,602,650	2,504,148

End of period	$4,126,110	$3,461,325	$43,761,668	$34,211,026	$7,092,453	$15,019,169	$3,849,915

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$131,441	$-	$191,550	$44,689	$956,216	$917,661	$241,262
Net realized gain (loss) on investments	728,592	101,932	415,246	51,325	1,178,149	4,404,186	2,812,074
Change in net unrealized appreciation (depreciation) on investments	2,709,196	1,934,834	268,576	(15,735)	(555,946)	879,432	1,054

Net increase (decrease) in net assets resulting from operations	3,569,229	2,036,766	875,372	80,279	1,578,419	6,201,279	3,054,390

POLICY TRANSACTIONS:
Policy owners' net payments	1,237,970	193,559	1,613,379	159,052	646,472	2,196,663	933,076
Policy maintenance charges	(739,625)	(144,071)	(763,800)	(64,114)	(619,351)	(1,518,929)	(706,085)
Policy owners' benefits	(644,206)	(109,360)	(62,376)	(663)	(722,704)	(1,605,609)	(592,663)
Net transfers (to) from the Company and/or Subaccounts	64,902	(213,648)	3,837,253	294,082	302,998	(536,917)	40,097
Net Policy loan repayments (withdrawals)	(168,280)	(154,726)	14,114	87	(47,298)	(285,277)	(104,730)

Increase (decrease) in net assets resulting from Policy transactions	(249,239)	(428,246)	4,638,570	388,444	(439,883)	(1,750,069)	(430,305)

Total increase (decrease) in net assets	3,319,990	1,608,520	5,513,942	468,723	1,138,536	4,451,210	2,624,085

NET ASSETS:
Beginning of period	23,744,749	4,710,924	6,205,590	637,769	18,657,948	47,045,390	25,602,350

End of period	$27,064,739	$6,319,444	$11,719,532	$1,106,492	$19,796,484	$51,496,600	$28,226,435

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$25,765	$-	$406,348	$410,169	$24,542	$180,104	$70,905
Net realized gain (loss) on investments	285,077	11,982	(921)	3,807	91	7,329	5,761
Change in net unrealized appreciation (depreciation) on investments	298,561	1,323,422	264,515	470,559	26,801	941,217	406,692

Net increase (decrease) in net assets resulting from operations	609,403	1,335,404	669,942	884,535	51,434	1,128,650	483,358

POLICY TRANSACTIONS:
Policy owners' net payments	224,987	231,531	833,825	2,370,910	105,690	260,476	154,293
Policy maintenance charges	(115,820)	(141,233)	(538,339)	(1,133,033)	(31,742)	(239,983)	(78,651)
Policy owners' benefits	(143,266)	(104,111)	(536,290)	(48,803)	(20,206)	(194,268)	(70,937)
Net transfers (to) from the Company and/or Subaccounts	(71,605)	(35,942)	802,284	6,316,849	36,707	(126,224)	(112,158)
Net Policy loan repayments (withdrawals)	1,270	(35,960)	(92,593)	20,279	2,544	(121,681)	(1,932)

Increase (decrease) in net assets resulting from Policy transactions	(104,434)	(85,715)	468,887	7,526,202	92,993	(421,680)	(109,385)

Total increase (decrease) in net assets	504,969	1,249,689	1,138,829	8,410,737	144,427	706,970	373,973

NET ASSETS:
Beginning of period	4,852,841	5,021,649	14,697,117	9,235,996	820,746	6,222,325	2,671,863

End of period	$5,357,810	$6,271,338	$15,835,946	$17,646,733	$965,173	$6,929,295	$3,045,836

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$244,797	$41,819	$-	$145,142	$52,735	$90,922	$4,689
Net realized gain (loss) on investments	1,218,221	244,704	23,667	359,248	184,958	80	1,437
Change in net unrealized appreciation (depreciation) on investments	245,134	44,680	456,498	1,011,671	533,580	1,478,091	96,348

Net increase (decrease) in net assets resulting from operations	1,708,152	331,203	480,165	1,516,061	771,273	1,569,093	102,474

POLICY TRANSACTIONS:
Policy owners' net payments	351,843	66,180	110,294	1,636,258	417,245	229,779	21,890
Policy maintenance charges	(430,523)	(63,194)	(67,544)	(841,947)	(243,585)	(210,084)	(13,902)
Policy owners' benefits	(705,505)	(79,102)	(97,524)	(210,108)	(166,677)	(93,392)	(26,478)
Net transfers (to) from the Company and/or Subaccounts	(69,840)	11,246	(2,977)	3,948,594	129,114	8,464	16,027
Net Policy loan repayments (withdrawals)	(135,624)	(5,945)	(6,232)	(19,808)	(19,503)	(34,074)	6

Increase (decrease) in net assets resulting from Policy transactions	(989,649)	(70,815)	(63,983)	4,512,989	116,594	(99,307)	(2,457)

Total increase (decrease) in net assets	718,503	260,388	416,182	6,029,050	887,867	1,469,786	100,017

NET ASSETS:
Beginning of period	13,840,663	2,670,475	2,604,601	9,474,826	6,741,422	8,212,620	534,406

End of period	$14,559,166	$2,930,863	$3,020,783	$15,503,876	$7,629,289	$9,682,406	$634,423

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$81,756	$461	$-	$18,698	$-
Net realized gain (loss) on investments	838,379	378,915	(66,280)	(3,608)	244,339	1,071,564	(127)
Change in net unrealized appreciation (depreciation) on investments	4,651,224	1,862,035	2,522,679	26,046	1,991,836	(366,931)	34,879

Net increase (decrease) in net assets resulting from operations	5,489,603	2,240,950	2,538,155	22,899	2,236,175	723,331	34,752

POLICY TRANSACTIONS:
Policy owners' net payments	346,614	273,929	266,692	1,295	144,484	278,849	18,851
Policy maintenance charges	(471,118)	(199,033)	(322,547)	(2,839)	(180,245)	(147,111)	(14,109)
Policy owners' benefits	(772,350)	(171,761)	(550,994)	(3,273)	(238,282)	(143,163)	(22,596)
Net transfers (to) from the Company and/or Subaccounts	(253,070)	(456,226)	19,119	(980)	(122,244)	(139,387)	17,879
Net Policy loan repayments (withdrawals)	(61,261)	(35,934)	(41,711)	(24,262)	(125,835)	(34,085)	(980)

Increase (decrease) in net assets resulting from Policy transactions	(1,211,185)	(589,025)	(629,441)	(30,059)	(522,122)	(184,897)	(955)

Total increase (decrease) in net assets	4,278,418	1,651,925	1,908,714	(7,160)	1,714,053	538,434	33,797

NET ASSETS:
Beginning of period	13,392,095	5,436,788	10,913,602	114,165	5,533,474	4,771,687	548,544

End of period	$17,670,513	$7,088,713	$12,822,316	$107,005	$7,247,527	$5,310,121	$582,341

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$871,313	$-	$-	$45,922	$526,416	$-
Net realized gain (loss) on investments	113,823	5,512,041	18,811	10	188,125	1,670,952	83,962
Change in net unrealized appreciation (depreciation) on investments	4,014,282	(838,998)	1,273,629	52,527	(35,183)	792,753	1,673,777

Net increase (decrease) in net assets resulting from operations	4,128,105	5,544,356	1,292,440	52,537	198,864	2,990,121	1,757,739

POLICY TRANSACTIONS:
Policy owners' net payments	370,162	1,204,712	318,399	51,198	291,953	1,166,865	595,093
Policy maintenance charges	(384,925)	(1,248,090)	(284,965)	(16,127)	(141,066)	(942,052)	(280,160)
Policy owners' benefits	(499,787)	(2,021,189)	(421,928)	-	-	(1,085,665)	(263,561)
Net transfers (to) from the Company and/or Subaccounts	(98,733)	(265,089)	185,048	16,940	708,742	315,406	(335,008)
Net Policy loan repayments (withdrawals)	(25,166)	(162,487)	(16,599)	(11)	(125)	(168,876)	(139,327)

Increase (decrease) in net assets resulting from Policy transactions	(638,449)	(2,492,143)	(220,045)	52,000	859,504	(714,322)	(422,963)

Total increase (decrease) in net assets	3,489,656	3,052,213	1,072,395	104,537	1,058,368	2,275,799	1,334,776

NET ASSETS:
Beginning of period	11,786,392	46,583,921	9,855,245	375,107	1,441,503	29,438,387	9,971,060

End of period	$15,276,048	$49,636,134	$10,927,640	$479,644	$2,499,871	$31,714,186	$11,305,836

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$68,843	$10,552	$-	$85,824	$762,682	$92,288	$-
Net realized gain (loss) on investments	3,923,144	288	(41,932)	(8,800)	6,165,290	843,620	861
Change in net unrealized appreciation (depreciation) on investments	4,911,300	64,717	1,136,148	127,652	(1,209,316)	1,354,054	2,169

Net increase (decrease) in net assets resulting from operations	8,903,287	75,557	1,094,216	204,676	5,718,656	2,289,962	3,030

POLICY TRANSACTIONS:
Policy owners' net payments	1,214,800	43,658	582,342	203,159	1,896,431	254,041	17,036
Policy maintenance charges	(853,567)	(28,310)	(503,233)	(181,197)	(1,475,800)	(324,981)	(6,769)
Policy owners' benefits	(913,729)	(16,410)	(621,715)	(337,107)	(1,628,421)	(571,740)	-
Net transfers (to) from the Company and/or Subaccounts	(1,173,413)	49,052	87,622	162,004	(157,252)	(69,250)	44,872
Net Policy loan repayments (withdrawals)	(162,020)	(6,201)	(20,418)	(66,251)	(245,695)	(22,074)	-

Increase (decrease) in net assets resulting from Policy transactions	(1,887,929)	41,789	(475,402)	(219,392)	(1,610,737)	(734,004)	55,139

Total increase (decrease) in net assets	7,015,358	117,346	618,814	(14,716)	4,107,919	1,555,958	58,169

NET ASSETS:
Beginning of period	26,101,649	809,048	12,608,675	4,766,296	46,028,374	10,123,125	-

End of period	$33,117,007	$926,394	$13,227,489	$4,751,580	$50,136,293	$11,679,083	$58,169

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$425,561	$1,961,884	$63,061	$169,008	$-	$156,290
Net realized gain (loss) on investments	68,804	-	(4,147)	332,009	406,710	12,266	1,106,587
Change in net unrealized appreciation (depreciation) on investments	369,841	-	391,978	1,066,645	1,649,259	442,364	1,494,771

Net increase (decrease) in net assets resulting from operations	438,645	425,561	2,349,715	1,461,715	2,224,977	454,630	2,757,648

POLICY TRANSACTIONS:
Policy owners' net payments	200,185	771,917	2,587,330	587,891	391,847	164,048	1,320,159
Policy maintenance charges	(85,793)	(594,244)	(1,534,138)	(351,669)	(506,886)	(126,523)	(784,938)
Policy owners' benefits	(51,148)	(1,828,681)	(1,226,166)	(246,108)	(744,906)	(177,557)	(758,669)
Net transfers (to) from the Company and/or Subaccounts	80,373	1,242,421	3,203,073	(107,475)	(108,672)	147,792	1,453,313
Net Policy loan repayments (withdrawals)	(20,317)	(4,614)	(141,276)	(84,654)	(76,581)	(14,622)	(299)

Increase (decrease) in net assets resulting from Policy transactions	123,300	(413,201)	2,888,823	(202,015)	(1,045,198)	(6,862)	1,229,566

Total increase (decrease) in net assets	561,945	12,360	5,238,538	1,259,700	1,179,779	447,768	3,987,214

NET ASSETS:
Beginning of period	2,589,967	9,710,552	33,873,650	10,069,821	17,509,622	4,151,988	16,219,429

End of period	$3,151,912	$9,722,912	$39,112,188	$11,329,521	$18,689,401	$4,599,756	$20,206,643

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Mid Cap Stock Portfolio	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS New Discovery Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$84,174	$7,189	$-	$34,810	$84,605	$16,337	$-
Net realized gain (loss) on investments	570,772	2,999	1,658,309	588,661	674,506	290,920	19,254
Change in net unrealized appreciation (depreciation) on investments	1,945,163	51,960	4,340,504	550,850	1,284,291	889,578	1,078,690

Net increase (decrease) in net assets resulting from operations	2,600,109	62,148	5,998,813	1,174,321	2,043,402	1,196,835	1,097,944

POLICY TRANSACTIONS:
Policy owners' net payments	513,442	18,192	649,156	380,679	387,463	124,670	235,902
Policy maintenance charges	(485,952)	(20,969)	(492,475)	(223,155)	(377,420)	(146,420)	(216,682)
Policy owners' benefits	(770,806)	(17,320)	(637,339)	(214,713)	(581,571)	(102,253)	(263,925)
Net transfers (to) from the Company and/or Subaccounts	(143,416)	(8,101)	(718,911)	(268,745)	(143,344)	16,258	161,512
Net Policy loan repayments (withdrawals)	(187,136)	(3,766)	(131,022)	(115,763)	(264,643)	(180,549)	(84,442)

Increase (decrease) in net assets resulting from Policy transactions	(1,073,868)	(31,964)	(1,330,591)	(441,697)	(979,515)	(288,294)	(167,635)

Total increase (decrease) in net assets	1,526,241	30,184	4,668,222	732,624	1,063,887	908,541	930,309

NET ASSETS:
Beginning of period	17,344,228	587,548	16,962,142	6,914,015	11,141,120	5,127,612	7,578,832

End of period	$18,870,469	$617,732	$21,630,364	$7,646,639	$12,205,007	$6,036,153	$8,509,141

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$59,919	$442,773	$414,148	$184,248	$268,552	$11,289	$7,948
Net realized gain (loss) on investments	656,161	6,488	857,707	277,449	1,354,589	2,052	(11)
Change in net unrealized appreciation (depreciation) on investments	1,670,819	573,746	723,218	(571,597)	(198,028)	48,781	13,530

Net increase (decrease) in net assets resulting from operations	2,386,899	1,023,007	1,995,073	(109,900)	1,425,113	62,122	21,467

POLICY TRANSACTIONS:
Policy owners' net payments	323,304	780,530	543,019	144,562	722,837	24,912	4,260
Policy maintenance charges	(278,532)	(453,972)	(585,777)	(166,702)	(484,097)	(11,942)	(7,331)
Policy owners' benefits	(683,203)	(457,081)	(1,071,238)	(147,182)	(673,583)	(28,097)	-
Net transfers (to) from the Company and/or Subaccounts	(248,740)	337,859	483,924	128,172	148,005	33,130	198,849
Net Policy loan repayments (withdrawals)	(47,216)	(136,753)	(112,994)	(36,089)	(127,823)	55	(930)

Increase (decrease) in net assets resulting from Policy transactions	(934,387)	70,583	(743,066)	(77,239)	(414,661)	18,058	194,848

Total increase (decrease) in net assets	1,452,512	1,093,590	1,252,007	(187,139)	1,010,452	80,180	216,315

NET ASSETS:
Beginning of period	11,056,924	14,241,320	19,724,978	5,446,615	18,962,205	554,397	161,178

End of period	$12,509,436	$15,334,910	$20,976,985	$5,259,476	$19,972,657	$634,577	$377,493

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Real Return Portfolio, Institutional Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$119,459	$18,057	$75,474	$334,787	$7	$109,817	$36,430
Net realized gain (loss) on investments	109,637	3,178	298	1,079	13	1,532	285
Change in net unrealized appreciation (depreciation) on investments	188,383	17,084	26,964	72,948	(134)	30,804	9,688

Net increase (decrease) in net assets resulting from operations	417,479	38,319	102,736	408,814	(114)	142,153	46,403

POLICY TRANSACTIONS:
Policy owners' net payments	678,539	42,628	72,328	718,610	-	140,169	79,526
Policy maintenance charges	(363,570)	(27,312)	(74,967)	(410,370)	(110)	(75,331)	(48,044)
Policy owners' benefits	(19,339)	(1,818)	(68,691)	(277,785)	-	(47,934)	(18,002)
Net transfers (to) from the Company and/or Subaccounts	2,000,740	212,797	47,351	521,189	55,161	31,657	120,683
Net Policy loan repayments (withdrawals)	8,435	(5,197)	(15,885)	(94,251)	2	(48,758)	12,387

Increase (decrease) in net assets resulting from Policy transactions	2,304,805	221,098	(39,864)	457,393	55,053	(197)	146,550

Total increase (decrease) in net assets	2,722,284	259,417	62,872	866,207	54,939	141,956	192,953

NET ASSETS:
Beginning of period	3,196,071	698,480	2,123,322	11,150,758	-	2,448,345	683,005

End of period	$5,918,355	$957,897	$2,186,194	$12,016,965	$54,939	$2,590,301	$875,958

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Advisor Class	PIMCO Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab S&P 500 Index Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$977,024	$172,162	$-	$-	$8,569	$71,662	$-
Net realized gain (loss) on investments	(157)	(13,696)	25	6,018	93,769	969,138	16
Change in net unrealized appreciation (depreciation) on investments	645,272	120,161	4,753	182,024	112,811	1,387,582	858

Net increase (decrease) in net assets resulting from operations	1,622,139	278,627	4,778	188,042	215,149	2,428,382	874

POLICY TRANSACTIONS:
Policy owners' net payments	1,573,372	594,144	-	36,728	109,651	601,615	-
Policy maintenance charges	(903,730)	(322,304)	(598)	(21,256)	(59,701)	(322,204)	(206)
Policy owners' benefits	(873,212)	(15,378)	-	(25,233)	(2,382)	(184,498)	-
Net transfers (to) from the Company and/or Subaccounts	1,390,233	1,447,516	47,918	(13,444)	187,352	(347,830)	86,152
Net Policy loan repayments (withdrawals)	(148,262)	1,884	-	(8,527)	561	(68,849)	-

Increase (decrease) in net assets resulting from Policy transactions	1,038,401	1,705,862	47,320	(31,732)	235,481	(321,766)	85,946

Total increase (decrease) in net assets	2,660,540	1,984,489	52,098	156,310	450,630	2,106,616	86,820

NET ASSETS:
Beginning of period	27,132,228	3,616,606	-	1,006,982	704,018	9,620,407	-

End of period	$29,792,768	$5,601,095	$52,098	$1,163,292	$1,154,648	$11,727,023	$86,820

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,496	$30,927	$322,718	$-	$530,500	$11,270	$1,213
Net realized gain (loss) on investments	341	5,488	7,163	(6,095)	14,225	5,002	596
Change in net unrealized appreciation (depreciation) on investments	29,778	142,206	1,574,962	350,323	2,515,057	105,326	15,637

Net increase (decrease) in net assets resulting from operations	37,615	178,621	1,904,843	344,228	3,059,782	121,598	17,446

POLICY TRANSACTIONS:
Policy owners' net payments	57,293	77,325	378,815	478,910	620,246	243,823	7,871
Policy maintenance charges	(29,563)	(49,109)	(263,427)	(406,326)	(476,987)	(84,647)	(3,872)
Policy owners' benefits	(343)	(18,091)	(351,966)	(306,166)	(434,296)	(11,603)	-
Net transfers (to) from the Company and/or Subaccounts	34,289	(7,552)	(464,382)	470,065	(497,837)	313,399	(195)
Net Policy loan repayments (withdrawals)	(7)	(5,463)	(30,538)	(11,867)	(46,847)	(23)	1

Increase (decrease) in net assets resulting from Policy transactions	61,669	(2,890)	(731,498)	224,616	(835,721)	460,949	3,805

Total increase (decrease) in net assets	99,284	175,731	1,173,345	568,844	2,224,061	582,547	21,251

NET ASSETS:
Beginning of period	267,834	1,391,479	9,516,575	11,612,282	14,946,113	429,897	97,216

End of period	$367,118	$1,567,210	$10,689,920	$12,181,126	$17,170,174	$1,012,444	$118,467

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,211	$4,982	$631	$74,982	$31,017	$100,046	$5,065
Net realized gain (loss) on investments	2,401	3,620	1,437	54,798	25,475	70,527	3,792
Change in net unrealized appreciation (depreciation) on investments	4,979	16,765	1,242	556,715	297,782	447,243	27,396

Net increase (decrease) in net assets resulting from operations	8,591	25,367	3,310	686,495	354,274	617,816	36,253

POLICY TRANSACTIONS:
Policy owners' net payments	3,079	14,346	4,629	639,700	237,152	632,193	32,722
Policy maintenance charges	(2,635)	(14,824)	(1,933)	(318,239)	(81,719)	(349,551)	(6,783)
Policy owners' benefits	(36,059)	(5)	-	(14,763)	(16,648)	(11,629)	-
Net transfers (to) from the Company and/or Subaccounts	330	191,370	(2,133)	1,777,183	(10,443)	2,137,649	(386)
Net Policy loan repayments (withdrawals)	-	1	-	(26,930)	28	1,434	(1)

Increase (decrease) in net assets resulting from Policy transactions	(35,285)	190,888	563	2,056,951	128,370	2,410,096	25,552

Total increase (decrease) in net assets	(26,694)	216,255	3,873	2,743,446	482,644	3,027,912	61,805

NET ASSETS:
Beginning of period	96,751	179,846	28,035	3,084,848	2,131,197	3,120,955	251,533

End of period	$70,057	$396,101	$31,908	$5,828,294	$2,613,841	$6,148,867	$313,338

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$140,321	$-	$60,256	$919	$-	$21,872	$774
Net realized gain (loss) on investments	679,793	37	117,710	3,386	(5)	48,809	1,019
Change in net unrealized appreciation (depreciation) on investments	3,012,793	287	57,362	8,965	300	139,782	6,820

Net increase (decrease) in net assets resulting from operations	3,832,907	324	235,328	13,270	295	210,463	8,613

POLICY TRANSACTIONS:
Policy owners' net payments	2,792,852	-	322,431	3,640	164	247,325	3,640
Policy maintenance charges	(1,390,601)	(106)	(193,785)	(3,364)	(72)	(117,085)	(3,133)
Policy owners' benefits	(85,053)	-	(11,176)	(23,286)	(202)	(946)	-
Net transfers (to) from the Company and/or Subaccounts	6,223,482	55,136	886,839	630	30,622	334,282	1,968
Net Policy loan repayments (withdrawals)	16,830	-	6,160	-	-	(551)	-

Increase (decrease) in net assets resulting from Policy transactions	7,557,510	55,030	1,010,469	(22,380)	30,512	463,025	2,475

Total increase (decrease) in net assets	11,390,417	55,354	1,245,797	(9,110)	30,807	673,488	11,088

NET ASSETS:
Beginning of period	10,416,639	-	2,034,432	55,972	-	1,271,474	51,905

End of period	$21,807,056	$55,354	$3,280,229	$46,862	$30,807	$1,944,962	$62,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment- Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$13,967	$246,565	$15,854	$15,403
Net realized gain (loss) on investments	26,045	1,166	(1,994)	74,427
Change in net unrealized appreciation (depreciation) on investments	36,761	659,844	21,411	238,050

Net increase (decrease) in net assets resulting from operations	76,773	907,575	35,271	327,880

POLICY TRANSACTIONS:
Policy owners' net payments	75,255	2,506,175	107,609	110,316
Policy maintenance charges	(36,797)	(1,226,684)	(13,311)	(24,498)
Policy owners' benefits	(3,937)	(63,101)	(4,109)	(70,344)
Net transfers (to) from the Company and/or Subaccounts	143,988	6,516,444	14,229	319,728
Net Policy loan repayments (withdrawals)	3,134	17,408	1,593	(1)

Increase (decrease) in net assets resulting from Policy transactions	181,643	7,750,242	106,011	335,201

Total increase (decrease) in net assets	258,416	8,657,817	141,282	663,081

NET ASSETS:
Beginning of period	513,751	10,082,959	585,574	1,036,802

End of period	$772,167	$18,740,776	$726,856	$1,699,883

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$79,770	$85,881	$109,219	$20,908	$-	$26,928	$42,482
Net realized gain (loss) on investments	427,902	334,223	880,608	334,104	670,638	1,165,740	760,210
Change in net unrealized appreciation (depreciation) on investments	(1,128,636)	(837,157)	(2,674,575)	(1,270,136)	(1,424,718)	(4,246,237)	(2,640,740)

Net increase (decrease) in net assets resulting from operations	(620,964)	(417,053)	(1,684,748)	(915,124)	(754,080)	(3,053,569)	(1,838,048)

POLICY TRANSACTIONS:
Policy owners’ net payments	294,347	390,005	1,715,631	318,911	122,272	666,941	790,568
Policy maintenance charges	(157,232)	(261,369)	(827,997)	(95,046)	(66,198)	(311,463)	(488,092)
Policy owners’ benefits	(18,014)	-	(30,192)	(20,371)	(1,371)	(83,334)	(5,627)
Net transfers (to) from the Company and/or Subaccounts	(12,050)	1,844,556	7,534,486	97,091	235,022	248,624	3,989,980
Net Policy loan repayments (withdrawals)	(6,323)	-	12,247	(6,638)	(534)	(104,342)	3,071

Increase (decrease) in net assets resulting from Policy transactions	100,728	1,973,192	8,404,175	293,947	289,191	416,426	4,289,900

Total increase (decrease) in net assets	(520,236)	1,556,139	6,719,427	(621,177)	(464,889)	(2,637,143)	2,451,852

NET ASSETS:
Beginning of period	4,599,044	2,577,295	6,178,747	3,624,605	2,522,997	10,155,042	4,766,009

End of period	$4,078,808	$4,133,434	$12,898,174	$3,003,428	$2,058,108	$7,517,899	$7,217,861

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS Washington Mutual Investors Fund, Class 2	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Mid Cap Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$92,666	$46,257	$20,431	$149,108	$142,433	$692	$2,407
Net realized gain (loss) on investments	423,400	360,363	132,257	565,081	1,644,549	5,432	162,737
Change in net unrealized appreciation (depreciation) on investments	(1,243,423)	(1,047,961)	(526,571)	(1,906,512)	(2,444,825)	(16,111)	(943,663)

Net increase (decrease) in net assets resulting from operations	(727,357)	(641,341)	(373,883)	(1,192,323)	(657,843)	(9,987)	(778,519)

POLICY TRANSACTIONS:
Policy owners’ net payments	573,922	145,955	213,126	1,575,049	642,116	-	153,397
Policy maintenance charges	(355,262)	(91,022)	(60,875)	(726,374)	(252,084)	(1,085)	(73,256)
Policy owners’ benefits	(168)	(5,964)	(4,763)	(28,180)	(55,094)	-	(24,362)
Net transfers (to) from the Company and/or Subaccounts	2,915,996	112,987	155,791	6,562,364	(183,075)	1	35,828
Net Policy loan repayments (withdrawals)	(3,036)	(6,415)	(2,751)	18,233	(21,495)	(31)	(18,418)

Increase (decrease) in net assets resulting from Policy transactions	3,131,452	155,541	300,528	7,401,092	130,368	(1,115)	73,189

Total increase (decrease) in net assets	2,404,095	(485,800)	(73,355)	6,208,769	(527,475)	(11,102)	(705,330)

NET ASSETS:
Beginning of period	3,826,907	3,028,744	1,582,076	4,729,212	7,862,998	65,086	3,045,719

End of period	$6,231,002	$2,542,944	$1,508,721	$10,937,981	$7,335,523	$53,984	$2,340,389

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	Fidelity VIP Contrafund Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$64,618	$28,267	$21,924	$237,029	$185,289
Net realized gain (loss) on investments	87,608	33,148	43,756	7,275	11,466	(283)	2,160,836
Change in net unrealized appreciation (depreciation) on investments	(1,206,879)	(710,354)	(267,693)	(44,823)	(48,135)	(475,878)	(17,097,324)

Net increase (decrease) in net assets resulting from operations	(1,119,271)	(677,206)	(159,319)	(9,281)	(14,745)	(239,132)	(14,751,199)

POLICY TRANSACTIONS:
Policy owners’ net payments	990,104	106,956	457,702	67,873	174,714	313,545	2,056,205
Policy maintenance charges	(455,683)	(38,753)	(189,483)	(48,996)	(55,693)	(189,727)	(1,256,766)
Policy owners’ benefits	(15,809)	(14,999)	(3,873)	-	(3,357)	(10,687)	(1,552,328)
Net transfers (to) from the Company and/or Subaccounts	4,085,475	(105,259)	1,447,944	398,267	442,378	1,832,500	961,379
Net Policy loan repayments (withdrawals)	8,005	(58,536)	1,648	1	836	2,843	(205,649)

Increase (decrease) in net assets resulting from Policy transactions	4,612,092	(110,591)	1,713,938	417,145	558,878	1,948,474	2,841

Total increase (decrease) in net assets	3,492,821	(787,797)	1,554,619	407,864	544,133	1,709,342	(14,748,358)

NET ASSETS:
Beginning of period	3,121,627	2,445,409	1,003,145	337,697	430,202	1,188,357	56,303,319

End of period	$6,614,448	$1,657,612	$2,557,764	$745,561	$974,335	$2,897,699	$41,554,961

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$64,749	$9,719	$16,257	$15,724	$415,865	$324,204	$100,833
Net realized gain (loss) on investments	103,298	45,964	78,160	131,083	207,857	727,855	1,618,917
Change in net unrealized appreciation (depreciation) on investments	(372,247)	(134,276)	(237,392)	(1,142,777)	(6,988,136)	(3,131,356)	(5,907,556)

Net increase (decrease) in net assets resulting from operations	(204,200)	(78,593)	(142,975)	(995,970)	(6,364,414)	(2,079,297)	(4,187,806)

POLICY TRANSACTIONS:
Policy owners’ net payments	121,548	4,839	18,213	96,366	1,214,114	605,183	1,332,669
Policy maintenance charges	(142,186)	(12,426)	(17,920)	(82,272)	(832,025)	(452,001)	(740,477)
Policy owners’ benefits	(178,683)	(21,096)	-	(101,402)	(442,204)	(193,837)	(530,600)
Net transfers (to) from the Company and/or Subaccounts	(74,524)	(565)	46,104	(3,727)	(58,321)	(166,535)	(362,375)
Net Policy loan repayments (withdrawals)	(21,233)	-	(1)	(61,415)	(156,500)	(59,879)	(177,456)

Increase (decrease) in net assets resulting from Policy transactions	(295,078)	(29,248)	46,396	(152,450)	(274,936)	(267,069)	(478,239)

Total increase (decrease) in net assets	(499,278)	(107,841)	(96,579)	(1,148,420)	(6,639,350)	(2,346,366)	(4,666,045)

NET ASSETS:
Beginning of period	3,955,456	544,550	887,616	3,904,702	34,915,355	15,949,016	28,410,794

End of period	$3,456,178	$436,709	$791,037	$2,756,282	$28,276,005	$13,602,650	$23,744,749

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin DynaTech VIP Fund	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$263,903	$81,535	$12,728	$-	$124,490	$22,381
Net realized gain (loss) on investments	165,868	61,384	88,688	138,353	2,753,893	1,710,737	8,956
Change in net unrealized appreciation (depreciation) on investments	(953,130)	(2,413,697)	(462,284)	(415,566)	(5,611,540)	(1,928,042)	(52,474)

Net increase (decrease) in net assets resulting from operations	(787,262)	(2,088,410)	(292,061)	(264,485)	(2,857,647)	(92,815)	(21,137)

POLICY TRANSACTIONS:
Policy owners’ net payments	319,401	2,656,880	358,254	280,081	192,828	861,171	76,510
Policy maintenance charges	(128,098)	(1,325,063)	(223,550)	(164,972)	(128,407)	(425,995)	(40,199)
Policy owners’ benefits	(6,031)	(44,964)	(10,727)	(1,017)	(111,762)	(20,137)	(1,029)
Net transfers (to) from the Company and/or Subaccounts	1,497,013	12,499,639	2,061,761	1,148,241	873,410	3,451,219	286,355
Net Policy loan repayments (withdrawals)	1,050	12,400	5,303	(2,172)	(77,070)	9,367	876

Increase (decrease) in net assets resulting from Policy transactions	1,683,335	13,798,892	2,191,041	1,260,161	748,999	3,875,625	322,513

Total increase (decrease) in net assets	896,073	11,710,482	1,898,980	995,676	(2,108,648)	3,782,810	301,376

NET ASSETS:
Beginning of period	1,097,819	8,429,296	1,628,278	1,508,472	6,819,572	2,422,780	336,393

End of period	$1,993,892	$20,139,778	$3,527,258	$2,504,148	$4,710,924	$6,205,590	$637,769

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$959,727	$895,497	$206,747	$48,395	$-	$367,382	$207,282
Net realized gain (loss) on investments	402,009	5,456,550	3,407,757	918,978	1,339,860	(10,584)	(36,351)
Change in net unrealized appreciation (depreciation) on investments	(2,519,917)	(10,194,269)	(6,718,489)	(1,501,840)	(3,726,127)	(1,975,151)	(1,189,801)

Net increase (decrease) in net assets resulting from operations	(1,158,181)	(3,842,222)	(3,103,985)	(534,467)	(2,386,267)	(1,618,353)	(1,018,870)

POLICY TRANSACTIONS:
Policy owners’ net payments	672,338	2,329,691	964,584	229,983	221,833	892,855	274,527
Policy maintenance charges	(627,948)	(1,515,141)	(695,056)	(117,589)	(135,278)	(555,817)	(230,799)
Policy owners’ benefits	(630,384)	(1,249,768)	(486,383)	(107,998)	(135,464)	(369,319)	(361,374)
Net transfers (to) from the Company and/or Subaccounts	(754,489)	(1,327,279)	(392,741)	184,923	558,209	(213,342)	28,949
Net Policy loan repayments (withdrawals)	(183,410)	(78,008)	(91,683)	(25,465)	(42,927)	(4,311)	(6,692)

Increase (decrease) in net assets resulting from Policy transactions	(1,523,893)	(1,840,505)	(701,279)	163,854	466,373	(249,934)	(295,389)

Total increase (decrease) in net assets	(2,682,074)	(5,682,727)	(3,805,264)	(370,613)	(1,919,894)	(1,868,287)	(1,314,259)

NET ASSETS:
Beginning of period	21,340,022	52,728,117	29,407,614	5,223,454	6,941,543	16,565,404	7,536,584

End of period	$18,657,948	$47,045,390	$25,602,350	$4,852,841	$5,021,649	$14,697,117	$6,222,325

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$81,050	$191,804	$30,277	$65,296	$29,148	$27,584	$520
Net realized gain (loss) on investments	(290)	1,305,452	254,778	1,369,667	1,017,115	27,190	4,044
Change in net unrealized appreciation (depreciation) on investments	(485,196)	(2,528,562)	(485,451)	(2,082,511)	(1,825,875)	(2,078,454)	(133,793)

Net increase (decrease) in net assets resulting from operations	(404,436)	(1,031,306)	(200,396)	(647,548)	(779,612)	(2,023,680)	(129,229)

POLICY TRANSACTIONS:
Policy owners’ net payments	171,300	372,250	69,593	895,390	438,775	246,067	22,710
Policy maintenance charges	(76,178)	(430,640)	(65,042)	(518,418)	(254,268)	(217,554)	(13,627)
Policy owners’ benefits	(69,670)	(592,580)	(50,039)	(295,859)	(102,867)	(397,918)	(26,156)
Net transfers (to) from the Company and/or Subaccounts	74,287	(284,998)	(145,825)	3,579,108	(358,212)	100,221	30,237
Net Policy loan repayments (withdrawals)	(8,740)	(56,876)	(16,576)	(72)	(475)	222	5

Increase (decrease) in net assets resulting from Policy transactions	90,999	(992,844)	(207,889)	3,660,149	(277,047)	(268,962)	13,169

Total increase (decrease) in net assets	(313,437)	(2,024,150)	(408,285)	3,012,601	(1,056,659)	(2,292,642)	(116,060)

NET ASSETS:
Beginning of period	2,985,300	15,864,813	3,078,760	6,462,225	7,798,081	10,505,262	650,466

End of period	$2,671,863	$13,840,663	$2,670,475	$9,474,826	$6,741,422	$8,212,620	$534,406

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$98,154	$724	$95,875	$12,939	$-
Net realized gain (loss) on investments	2,588,802	1,058,094	(35,182)	632	(311)	(14,519)	102,390
Change in net unrealized appreciation (depreciation) on investments	(9,134,071)	(3,529,950)	(2,891,609)	(29,306)	(805,250)	(143,138)	(991,322)

Net increase (decrease) in net assets resulting from operations	(6,545,269)	(2,471,856)	(2,828,637)	(27,950)	(709,686)	(144,718)	(888,932)

POLICY TRANSACTIONS:
Policy owners’ net payments	354,403	295,109	272,969	2,293	1,236,992	111,777	117,488
Policy maintenance charges	(440,932)	(184,362)	(324,440)	(2,961)	(617,101)	(33,034)	(68,651)
Policy owners’ benefits	(488,190)	(119,763)	(558,739)	(1,622)	(23,872)	(159,325)	(95,894)
Net transfers (to) from the Company and/or Subaccounts	497,417	482,548	86,514	1,480	5,795,884	(487)	222,291
Net Policy loan repayments (withdrawals)	(58,012)	(32,913)	(93,641)	(6)	6,972	(3)	(14,161)

Increase (decrease) in net assets resulting from Policy transactions	(135,314)	440,619	(617,337)	(816)	6,398,875	(81,072)	161,073

Total increase (decrease) in net assets	(6,680,583)	(2,031,237)	(3,445,974)	(28,766)	5,689,189	(225,790)	(727,859)

NET ASSETS:
Beginning of period	20,072,678	7,468,025	14,359,576	142,931	3,546,807	1,046,536	3,332,460

End of period	$13,392,095	$5,436,788	$10,913,602	$114,165	$9,235,996	$820,746	$2,604,601

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$22,265	$43,881	$-	$764,378	$-	$-
Net realized gain (loss) on investments	1,661,987	954,916	15,162	4,665,968	2,445,829	2,957,430	123,097
Change in net unrealized appreciation (depreciation) on investments	(4,157,321)	(1,126,900)	(159,862)	(9,993,148)	(2,691,625)	(7,304,479)	(268,426)

Net increase (decrease) in net assets resulting from operations	(2,495,334)	(149,719)	(100,819)	(5,327,180)	518,582	(4,347,049)	(145,329)

POLICY TRANSACTIONS:
Policy owners’ net payments	151,840	299,036	18,915	392,163	1,238,276	346,319	52,631
Policy maintenance charges	(183,201)	(154,069)	(14,412)	(376,029)	(1,259,252)	(284,949)	(15,901)
Policy owners’ benefits	(219,657)	(114,379)	(43,956)	(462,526)	(1,667,520)	(361,732)	(1,938)
Net transfers (to) from the Company and/or Subaccounts	211,252	(334,644)	9,775	420,856	(2,860,094)	534,991	39,953
Net Policy loan repayments (withdrawals)	(15,531)	(21,087)	(1,603)	(54,941)	(188,427)	(7,768)	(638)

Increase (decrease) in net assets resulting from Policy transactions	(55,297)	(325,143)	(31,281)	(80,477)	(4,737,017)	226,861	74,107

Total increase (decrease) in net assets	(2,550,631)	(474,862)	(132,100)	(5,407,657)	(4,218,435)	(4,120,188)	(71,222)

NET ASSETS:
Beginning of period	8,084,105	5,246,549	680,644	17,194,049	50,802,356	13,975,433	446,329

End of period	$5,533,474	$4,771,687	$548,544	$11,786,392	$46,583,921	$9,855,245	$375,107

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Government Securities Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$25,196	$458,162	$148,073	$-	$22,648	$-	$87,285
Net realized gain (loss) on investments	164,259	4,275,454	1,162,240	4,920,489	(1,257)	(24,083)	(10,751)
Change in net unrealized appreciation (depreciation) on investments	(200,587)	(7,351,182)	(3,457,955)	(16,238,065)	(281,817)	(1,632,929)	(654,297)

Net increase (decrease) in net assets resulting from operations	(11,132)	(2,617,566)	(2,147,642)	(11,317,576)	(260,426)	(1,657,012)	(577,763)

POLICY TRANSACTIONS:
Policy owners’ net payments	121,570	1,211,095	630,323	1,291,294	49,183	627,124	210,973
Policy maintenance charges	(82,121)	(959,500)	(268,647)	(771,339)	(29,059)	(493,971)	(179,944)
Policy owners’ benefits	-	(1,808,582)	(166,473)	(990,608)	(21,745)	(341,492)	(135,365)
Net transfers (to) from the Company and/or Subaccounts	680,369	(766,482)	379,653	2,748,853	19,445	359,820	114,291
Net Policy loan repayments (withdrawals)	(127)	(42,978)	(42,347)	8,961	(7,785)	(41,033)	(18,582)

Increase (decrease) in net assets resulting from Policy transactions	719,691	(2,366,447)	532,509	2,287,161	10,039	110,448	(8,627)

Total increase (decrease) in net assets	708,559	(4,984,013)	(1,615,133)	(9,030,415)	(250,387)	(1,546,564)	(586,390)

NET ASSETS:
Beginning of period	732,944	34,422,400	11,586,193	35,132,064	1,059,435	14,155,239	5,352,686

End of period	$1,441,503	$29,438,387	$9,971,060	$26,101,649	$809,048	$12,608,675	$4,766,296

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Growth and Income Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$783,949	$161,633	$-	$126,310	$1,580,281	$142,073	$235,797
Net realized gain (loss) on investments	4,972,156	4,133,927	539,937	-	80,846	2,331,181	1,372,548
Change in net unrealized appreciation (depreciation) on investments	(8,663,387)	(6,896,285)	(1,183,018)	-	(6,426,001)	(4,775,306)	(3,533,077)

Net increase (decrease) in net assets resulting from operations	(2,907,282)	(2,600,725)	(643,081)	126,310	(4,764,874)	(2,302,052)	(1,924,732)

POLICY TRANSACTIONS:
Policy owners’ net payments	1,987,574	280,288	209,689	953,645	2,191,403	911,402	402,484
Policy maintenance charges	(1,496,442)	(318,070)	(83,965)	(652,120)	(1,375,073)	(587,849)	(515,758)
Policy owners’ benefits	(1,286,301)	(321,318)	(43,261)	(813,195)	(737,528)	(410,682)	(628,583)
Net transfers (to) from the Company and/or Subaccounts	(2,216,032)	(10,776)	109,987	(196,886)	2,609,761	1,532,335	(321,250)
Net Policy loan repayments (withdrawals)	(161,923)	(8,574)	(11,229)	6,647	(156,740)	(72,419)	(72,789)

Increase (decrease) in net assets resulting from Policy transactions	(3,173,124)	(378,450)	181,221	(701,909)	2,531,823	1,372,787	(1,135,896)

Total increase (decrease) in net assets	(6,080,406)	(2,979,175)	(461,860)	(575,599)	(2,233,051)	(929,265)	(3,060,628)

NET ASSETS:
Beginning of period	52,108,780	13,102,300	3,051,827	10,286,151	36,106,701	17,148,694	20,570,250

End of period	$46,028,374	$10,123,125	$2,589,967	$9,710,552	$33,873,650	$16,219,429	$17,509,622

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	MFS Growth Series, Initial Class	MFS Investors Trust Series, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$146,593	$112,171	$-	$79,996	$-	$57,258
Net realized gain (loss) on investments	583,280	1,076,340	1,345,874	2,172,187	1,733,914	2,485,598	1,482,430
Change in net unrealized appreciation (depreciation) on investments	(2,495,795)	(3,509,851)	(2,818,692)	(9,765,394)	(4,103,104)	(5,542,982)	(3,881,168)

Net increase (decrease) in net assets resulting from operations	(1,912,515)	(2,286,918)	(1,360,647)	(7,593,207)	(2,289,194)	(3,057,384)	(2,341,480)

POLICY TRANSACTIONS:
Policy owners’ net payments	169,192	535,662	633,239	684,974	427,268	266,087	348,586
Policy maintenance charges	(133,798)	(492,646)	(358,550)	(472,126)	(382,322)	(213,423)	(279,169)
Policy owners’ benefits	(98,855)	(735,189)	(136,622)	(449,104)	(473,319)	(225,256)	(433,571)
Net transfers (to) from the Company and/or Subaccounts	350,293	(323,696)	(310,106)	844,278	(71,561)	851,699	(18,099)
Net Policy loan repayments (withdrawals)	7,800	(69,986)	(9,884)	(24,859)	(63,983)	(2,502)	20,987

Increase (decrease) in net assets resulting from Policy transactions	294,632	(1,085,855)	(181,923)	583,163	(563,917)	676,605	(361,266)

Total increase (decrease) in net assets	(1,617,883)	(3,372,773)	(1,542,570)	(7,010,044)	(2,853,111)	(2,380,779)	(2,702,746)

NET ASSETS:
Beginning of period	5,769,871	20,717,001	11,612,391	23,972,186	13,994,231	9,959,611	13,759,670

End of period	$4,151,988	$17,344,228	$10,069,821	$16,962,142	$11,141,120	$7,578,832	$11,056,924

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Total Return Series, Initial Class	MFS Utilities Series, Initial Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Total Return Bond Series, Service Class	MFS Value Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$351,699	$131,599	$23,741	$35,820	$5,666	$376,942	$222,329
Net realized gain (loss) on investments	1,707,073	241,494	42,222	321,194	718,316	157,160	1,217,094
Change in net unrealized appreciation (depreciation) on investments	(4,246,049)	(335,422)	(204,522)	(2,382,677)	(1,975,390)	(2,898,819)	(2,770,375)

Net increase (decrease) in net assets resulting from operations	(2,187,277)	37,671	(138,559)	(2,025,663)	(1,251,408)	(2,364,717)	(1,330,952)

POLICY TRANSACTIONS:
Policy owners’ net payments	566,646	153,750	19,947	414,240	124,647	835,782	772,596
Policy maintenance charges	(583,945)	(170,520)	(19,703)	(213,254)	(141,345)	(461,412)	(494,725)
Policy owners’ benefits	(789,584)	(157,059)	(2,455)	(135,442)	(111,174)	(312,066)	(456,575)
Net transfers (to) from the Company and/or Subaccounts	(45,867)	(354,065)	58,027	503,147	(21,980)	181,716	(879,454)
Net Policy loan repayments (withdrawals)	(56,350)	(6,460)	(371)	(52,573)	(59,277)	(62,874)	(31,441)

Increase (decrease) in net assets resulting from Policy transactions	(909,100)	(534,354)	55,445	516,118	(209,129)	181,146	(1,089,599)

Total increase (decrease) in net assets	(3,096,377)	(496,683)	(83,114)	(1,509,545)	(1,460,537)	(2,183,571)	(2,420,551)

NET ASSETS:
Beginning of period	22,821,355	5,943,298	670,662	8,423,560	6,588,149	16,424,891	21,382,756

End of period	$19,724,978	$5,446,615	$587,548	$6,914,015	$5,127,612	$14,241,320	$18,962,205

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	PIMCO Short-Term Portfolio, Institutional Class	PIMCO Total Return Portfolio, Institutional Class	PIMCO All Asset Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$28,002	$38,626	$9,688	$85,450	$12,856	$14,432	$34,418
Net realized gain (loss) on investments	19,403	738	(69)	(269)	13,417	(320)	(3,101)
Change in net unrealized appreciation (depreciation) on investments	(246,549)	(251,015)	(6,088)	(504,163)	(48,475)	(271,801)	(165,981)

Net increase (decrease) in net assets resulting from operations	(199,144)	(211,651)	3,531	(418,982)	(22,202)	(257,689)	(134,664)

POLICY TRANSACTIONS:
Policy owners’ net payments	24,162	338,696	32,546	340,342	5,613	51,260	77,608
Policy maintenance charges	(12,788)	(206,541)	(28,902)	(221,449)	(6,128)	(29,644)	(74,524)
Policy owners’ benefits	(31,636)	(12,492)	-	(4,595)	(3)	(10,398)	(12,206)
Net transfers (to) from the Company and/or Subaccounts	24,720	1,904,642	379,049	1,587,887	(2,420)	65,579	36,913
Net Policy loan repayments (withdrawals)	290	6,335	(1)	1,251	(3,732)	2	(784)

Increase (decrease) in net assets resulting from Policy transactions	4,748	2,030,640	382,692	1,703,436	(6,670)	76,799	27,007

Total increase (decrease) in net assets	(194,396)	1,818,989	386,223	1,284,454	(28,872)	(180,890)	(107,657)

NET ASSETS:
Beginning of period	748,793	1,377,082	296,782	2,332,152	190,050	879,370	2,230,979

End of period	$554,397	$3,196,071	$683,005	$3,616,606	$161,178	$698,480	$2,123,322

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio	Templeton Developing Markets VIP Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$806,398	$36,782	$711,978	$-	$7,405	$2,745	$6,200
Net realized gain (loss) on investments	(5,716)	2,367	(21,281)	324,416	178,999	12,136	15,786
Change in net unrealized appreciation (depreciation) on investments	(2,318,273)	(46,426)	(5,227,795)	(599,529)	(1,173,631)	(41,063)	(62,331)

Net increase (decrease) in net assets resulting from operations	(1,517,591)	(7,277)	(4,537,098)	(275,113)	(987,227)	(26,182)	(40,345)

POLICY TRANSACTIONS:
Policy owners’ net payments	771,203	152,141	1,669,836	44,312	651,762	61,946	48,954
Policy maintenance charges	(438,220)	(75,343)	(928,438)	(21,272)	(322,327)	(41,943)	(20,717)
Policy owners’ benefits	(178,331)	(15,194)	(597,880)	(20,676)	(117,633)	-	(409)
Net transfers (to) from the Company and/or Subaccounts	(143,813)	(50,312)	608,516	157,252	(131,508)	373,239	188,481
Net Policy loan repayments (withdrawals)	(3,035)	(1,449)	(72,080)	(10,105)	(22,108)	(6)	428

Increase (decrease) in net assets resulting from Policy transactions	7,804	9,843	679,954	149,511	58,186	393,236	216,737

Total increase (decrease) in net assets	(1,509,787)	2,566	(3,857,144)	(125,602)	(929,041)	367,054	176,392

NET ASSETS:
Beginning of period	12,660,545	2,445,779	30,989,372	1,132,584	10,549,448	336,964	91,442

End of period	$11,150,758	$2,448,345	$27,132,228	$1,006,982	$9,620,407	$704,018	$267,834

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Balanced ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,077	$292,205	$-	$24,226	$1,202	$5,727	$1,549
Net realized gain (loss) on investments	101,307	16,042	(24,966)	(31,672)	(2,169)	289	1,392
Change in net unrealized appreciation (depreciation) on investments	(489,911)	(1,081,143)	(605,857)	(1,972,143)	(24,291)	(47,850)	(15,228)

Net increase (decrease) in net assets resulting from operations	(353,527)	(772,896)	(630,823)	(1,979,589)	(25,258)	(41,834)	(12,287)

POLICY TRANSACTIONS:
Policy owners’ net payments	89,060	388,867	534,184	634,202	15,022	143,566	2,910
Policy maintenance charges	(44,683)	(248,169)	(424,246)	(440,494)	(4,360)	(50,555)	(3,717)
Policy owners’ benefits	(2,567)	(353,135)	(180,280)	(564,342)	(3,048)	(2,832)	-
Net transfers (to) from the Company and/or Subaccounts	114,639	74,227	(207,765)	421,136	(34,340)	171,141	(197)
Net Policy loan repayments (withdrawals)	(6,310)	(12,611)	(5,405)	(142,063)	(1)	1,403	(1)

Increase (decrease) in net assets resulting from Policy transactions	150,139	(150,821)	(283,512)	(91,561)	(26,727)	262,723	(1,005)

Total increase (decrease) in net assets	(203,388)	(923,717)	(914,335)	(2,071,150)	(51,985)	220,889	(13,292)

NET ASSETS:
Beginning of period	1,594,867	10,440,292	12,526,617	17,017,263	149,201	209,008	110,043

End of period	$1,391,479	$9,516,575	$11,612,282	$14,946,113	$97,216	$429,897	$96,751

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	TOPS Conservative ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	Vanguard VIF Capital Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$513	$3,543	$30,046	$43,869	$3,885	$46,446	$43,226
Net realized gain (loss) on investments	139	2,697	12,227	17,425	3,164	33,990	466,242
Change in net unrealized appreciation (depreciation) on investments	(3,763)	(21,885)	(381,949)	(232,547)	(39,106)	(290,367)	(1,318,291)

Net increase (decrease) in net assets resulting from operations	(3,111)	(15,645)	(339,676)	(171,253)	(32,057)	(209,931)	(808,823)

POLICY TRANSACTIONS:
Policy owners’ net payments	13,915	5,210	260,482	348,721	32,729	308,983	1,510,537
Policy maintenance charges	(1,849)	(9,071)	(81,148)	(173,605)	(6,582)	(187,896)	(719,966)
Policy owners’ benefits	-	(491)	(2,851)	(2,044)	-	(10,541)	(28,027)
Net transfers (to) from the Company and/or Subaccounts	(13,631)	31,284	(293)	2,228,517	(38)	1,854,091	6,168,246
Net Policy loan repayments (withdrawals)	-	-	(2,830)	287	2	5,727	14,125

Increase (decrease) in net assets resulting from Policy transactions	(1,565)	26,932	173,360	2,401,876	26,111	1,970,364	6,944,915

Total increase (decrease) in net assets	(4,676)	11,287	(166,316)	2,230,623	(5,946)	1,760,433	6,136,092

NET ASSETS:
Beginning of period	32,711	168,559	2,297,513	854,225	257,479	1,360,522	4,280,547

End of period	$28,035	$179,846	$2,131,197	$3,084,848	$251,533	$3,120,955	$10,416,639

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$32,947	$640	$11,522	$539	$8,112	$78,696	$10,841
Net realized gain (loss) on investments	140,493	2,064	171,696	5,122	17,342	37,427	3,542
Change in net unrealized appreciation (depreciation) on investments	(153,937)	(12,571)	(506,081)	(16,129)	(168,322)	(376,329)	(93,259)

Net increase (decrease) in net assets resulting from operations	19,503	(9,867)	(322,863)	(10,468)	(142,868)	(260,206)	(78,876)

POLICY TRANSACTIONS:
Policy owners’ net payments	181,786	11,140	142,347	13,640	57,703	1,318,695	136,631
Policy maintenance charges	(116,219)	(2,339)	(76,366)	(2,148)	(25,635)	(675,207)	(12,787)
Policy owners’ benefits	(6,995)	-	-	-	(3,332)	(27,176)	-
Net transfers (to) from the Company and/or Subaccounts	1,155,395	5,409	595,832	(542)	161,952	6,019,895	(2,962)
Net Policy loan repayments (withdrawals)	7,470	1	(594)	1	3,745	12,521	-

Increase (decrease) in net assets resulting from Policy transactions	1,221,437	14,211	661,219	10,951	194,433	6,648,728	120,882

Total increase (decrease) in net assets	1,240,940	4,344	338,356	483	51,565	6,388,522	42,006

NET ASSETS:
Beginning of period	793,492	51,628	933,118	51,422	462,186	3,694,437	543,568

End of period	$2,034,432	$55,972	$1,271,474	$51,905	$513,751	$10,082,959	$585,574

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$8,468
Net realized gain (loss) on investments	42,579
Change in net unrealized appreciation (depreciation) on investments	(212,293)

Net increase (decrease) in net assets resulting from operations	(161,246)

POLICY TRANSACTIONS:
Policy owners’ net payments	199,753
Policy maintenance charges	(21,284)
Policy owners’ benefits	-
Net transfers (to) from the Company and/or Subaccounts	407,723
Net Policy loan repayments (withdrawals)	-

Increase (decrease) in net assets resulting from Policy transactions	586,192

Total increase (decrease) in net assets	424,946

NET ASSETS:
Beginning of period	611,856

End of period	$1,036,802

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The Protective Variable Life Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance company (“PLICO” or the “Company”) on June 19, 1996, and exists in accordance with the regulations of the Tennessee Department of Commerce and Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is a list of the variable life insurance products funded by the Separate Account:

Premiere I	Protective Premiere Executive
Premiere II	Protective Strategic Objectives VUL
Premiere II (2003)	Protective Strategic Objectives II VUL
Premiere III	Protector
Preserver	Provider
Preserver II	Single Premium Plus
Protective Investors Benefit Advisory VUL	Survivor
Protective Investors Choice VUL	Transitions

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 137 Subaccounts, as follows:

American Funds IS Asset Allocation Fund, Class 1
American Funds IS Asset Allocation Fund, Class 2
American Funds IS Global Growth Fund, Class 1
American Funds IS Global Growth Fund, Class 2
American Funds IS Global Small Capitalization Fund, Class 2
American Funds IS Growth Fund, Class 1
American Funds IS Growth Fund, Class 2
American Funds IS Growth-Income Fund, Class 1
American Funds IS International Fund, Class 2
American Funds IS New World Fund, Class 1
American Funds IS New World Fund, Class 2
American Funds IS Washington Mutual Investors Fund, Class 2
Calvert VP SRI Balanced Portfolio
ClearBridge Variable Mid Cap Portfolio, Class I (a)
ClearBridge Variable Mid Cap Portfolio, Class II
ClearBridge Variable Small Cap Growth Portfolio, Class I
ClearBridge Variable Small Cap Growth Portfolio, Class II
Dimensional VA Global Moderate Allocation Portfolio, Institutional (a)
Dimensional VA International Small Portfolio
Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed Portfolio (a)
Dimensional VA US Large Value Portfolio
Dimensional VA US Targeted Value Portfolio (a)
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
Fidelity VIP Contrafund Portfolio, Service Class
Fidelity VIP Equity-Income Portfolio, Service Class
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class
Fidelity VIP Growth Opportunities Portfolio, Initial Class
Fidelity VIP Growth Portfolio, Service Class
Fidelity VIP Index 500 Portfolio, Initial Class
Fidelity VIP Index 500 Portfolio, Service Class
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
Fidelity VIP Investment Grade Bond Portfolio, Service Class
Fidelity VIP Mid Cap Portfolio, Initial Class
Fidelity VIP Mid Cap Portfolio, Service Class
Franklin DynaTech VIP Fund
Franklin Growth and Income VIP Fund, Class 1
Franklin Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 2
Franklin Rising Dividends VIP Fund, Class 2
Franklin Small Cap Value VIP Fund, Class 2
Franklin Small-Mid Cap Growth VIP Fund, Class 2
Franklin U.S. Government Securities VIP Fund, Class 2
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
Goldman Sachs VIT International Equity Insights Fund, Service Shares
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
Goldman Sachs VIT Large Cap Value Fund, Service Shares
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares (a)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
Goldman Sachs VIT Strategic Growth Fund, Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
Invesco V.I. American Franchise Fund, Series I
Invesco V.I. American Value Fund, Series II
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
Invesco V.I. Capital Appreciation Fund, Series I
Invesco V.I. Comstock Fund, Series I
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
Invesco V.I. Diversified Dividend Fund, Series I
Invesco V.I. Equity and Income Fund, Series II
Invesco V.I. EQV International Equity Fund, Series II (a)
Invesco V.I. Global Fund, Series I
Invesco V.I. Global Real Estate Fund, Series II
Invesco V.I. Global Strategic Income Fund
Invesco V.I. Government Securities Fund, Series II
Invesco V.I. Growth and Income Fund, Series I
Invesco V.I. Main Street Fund, Series I
Invesco V.I. S&P 500 Buffer Fund, June Series I (a)
Invesco V.I. Small Cap Equity Fund, Series II
Invesco V.I. U.S. Government Money Portfolio, Series I
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Fundamental Equity Portfolio
Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
Lord Abbett Series Fund Mid Cap Stock Portfolio
MFS Emerging Markets Equity Portfolio, Service Class
MFS Growth Series, Initial Class
MFS International Intrinsic Value Portfolio, Service Class
MFS Investors Trust Series, Initial Class
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
MFS New Discovery Series, Initial Class
MFS Research Series, Initial Class
MFS Total Return Bond Series, Service Class
MFS Total Return Series, Initial Class
MFS Utilities Series, Initial Class
MFS Value Series, Service Class
Morgan Stanley VIF Global Real Estate Portfolio, Class II
PIMCO All Asset Portfolio
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
PIMCO Low Duration Portfolio, Advisor Class
PIMCO Real Return Portfolio, Advisor Class
PIMCO Real Return Portfolio, Institutional Class (a)
PIMCO Short-Term Portfolio, Advisor Class
PIMCO Short-Term Portfolio, Institutional Class
PIMCO Total Return Portfolio, Advisor Class
PIMCO Total Return Portfolio, Institutional Class
Putnam VT Sustainable Leaders Fund, Class IA (a)
Royce Capital Fund Micro Cap Portfolio, Service Class
Royce Capital Fund Small Cap Portfolio
Royce Capital Fund Small Cap Portfolio, Service Class
Schwab S&P 500 Index Fund (a)
Templeton Developing Markets VIP Fund
Templeton Developing Markets VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2
Templeton Global Bond VIP Fund, Class 2
Templeton Growth VIP Fund, Class 2
TOPS Aggressive Growth ETF Portfolio, Class 1
TOPS Aggressive Growth ETF Portfolio, Class 2
TOPS Balanced ETF Portfolio, Class 2
TOPS Conservative ETF Portfolio, Class 1
TOPS Conservative ETF Portfolio, Class 2
TOPS Growth ETF Portfolio, Class 1
TOPS Growth ETF Portfolio, Class 2
TOPS Moderate Growth ETF Portfolio, Class 1

TOPS Moderate Growth ETF Portfolio, Class 2
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Conservative Allocation Portfolio (a)
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth Portfolio (a)
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total Stock Market Index Portfolio

(a)	See Subaccount Changes tables below:

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	April 29, 2022
Invesco V.I. International Growth Fund II	Invesco V.I. EQV International Equity Fund, Series II	April 22, 2022

During 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
ClearBridge Variable Mid Cap Portfolio, Class I	June, 20, 2023
Dimensional VA Global Moderate Allocation Portfolio, Institutional	August 4, 2023
Dimensional VA Short-Term Fixed Portfolio	August 4, 2023
Dimensional VA US Targeted Value Portfolio	October 26, 2023
Invesco V.I. S&P 500 Buffer Fund, June Series I	September 12, 2023
PIMCO Real Return Portfolio, Institutional Class	August 4, 2023
Putnam VT Sustainable Leaders Fund, Class IA	September 11, 2023
Schwab S&P 500 Index Fund	August 4, 2023
Vanguard VIF Conservative Allocation Portfolio	August 4, 2023
Vanguard VIF Growth Portfolio	August 4, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
American Funds IS Asset Allocation Fund, Class 1	$2,139,154	$457,924
American Funds IS Asset Allocation Fund, Class 2	496,281	129,418
American Funds IS Global Growth Fund, Class 1	11,081,405	679,422
American Funds IS Global Growth Fund, Class 2	577,542	254,370
American Funds IS Global Small Capitalization Fund, Class 2	265,522	229,879
American Funds IS Growth Fund, Class 1	5,556,004	570,597
American Funds IS Growth Fund, Class 2	1,078,696	566,066
American Funds IS Growth-Income Fund, Class 1	4,172,937	545,445
American Funds IS International Fund, Class 2	302,717	190,604
American Funds IS New World Fund, Class 1	9,001,573	654,698
American Funds IS New World Fund, Class 2	226,704	116,943
American Funds IS Washington Mutual Investors Fund, Class 2	623,891	490,603
Calvert VP SRI Balanced Portfolio	1,142	1,132
ClearBridge Variable Mid Cap Portfolio, Class I	29,217	745
ClearBridge Variable Mid Cap Portfolio, Class II	195,217	250,214
ClearBridge Variable Small Cap Growth Portfolio, Class I	5,313,537	286,620
ClearBridge Variable Small Cap Growth Portfolio, Class II	196,278	101,817
Dimensional VA Global Moderate Allocation Portfolio, Institutional	56,497	1,452
Dimensional VA International Small Portfolio	2,084,080	257,573
Dimensional VA International Value Portfolio	571,062	83,697
Dimensional VA Short-Term Fixed Portfolio	179	180
Dimensional VA US Large Value Portfolio	838,149	69,839
Dimensional VA US Targeted Value Portfolio	5,277	82
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	2,792,712	174,497
Fidelity VIP Contrafund Portfolio, Service Class	3,304,751	3,605,185
Fidelity VIP Equity-Income Portfolio, Service Class	323,882	472,624
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	36,341	39,853
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	53,030	36,044
Fidelity VIP Growth Opportunities Portfolio, Initial Class	1,596,128	566,812
Fidelity VIP Growth Portfolio, Service Class	312,656	462,098
Fidelity VIP Index 500 Portfolio, Initial Class	17,991,902	839,315
Fidelity VIP Index 500 Portfolio, Service Class	1,869,474	2,493,088
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	3,600,987	216,804
Fidelity VIP Investment Grade Bond Portfolio, Service Class	1,535,659	591,889
Fidelity VIP Mid Cap Portfolio, Initial Class	1,130,039	119,262
Fidelity VIP Mid Cap Portfolio, Service Class	1,553,463	947,360
Franklin DynaTech VIP Fund	263,023	691,270
Franklin Growth and Income VIP Fund, Class 1	5,487,066	231,266
Franklin Income VIP Fund, Class 1	564,868	80,262
Franklin Income VIP Fund, Class 2	2,703,804	1,021,606
Franklin Mutual Shares VIP Fund, Class 2	6,130,223	2,700,984
Franklin Rising Dividends VIP Fund, Class 2	3,744,076	1,169,251
Franklin Small Cap Value VIP Fund, Class 2	732,456	532,768
Franklin Small-Mid Cap Growth VIP Fund, Class 2	287,906	373,918
Franklin U.S. Government Securities VIP Fund, Class 2	1,503,059	592,018

Subaccount	Purchases	Sales
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	$8,416,255	$474,172
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	149,469	31,934
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	268,512	516,916
Goldman Sachs VIT International Equity Insights Fund, Service Shares	166,228	204,708
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	1,625,395	1,131,290
Goldman Sachs VIT Large Cap Value Fund, Service Shares	352,612	134,434
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	148,177	182,867
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	5,616,254	588,728
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	586,949	244,168
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	306,993	337,384
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	53,384	51,152
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	883,318	1,584,622
Goldman Sachs VIT Strategic Growth Fund, Service Shares	507,150	822,045
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	211,540	848,673
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	3,424	33,023
Invesco V.I. American Franchise Fund, Series I	227,339	626,431
Invesco V.I. American Value Fund, Series II	1,396,897	508,565
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	36,341	37,295
Invesco V.I. Capital Appreciation Fund, Series I	252,363	980,912
Invesco V.I. Comstock Fund, Series I	6,910,876	3,100,912
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	339,103	568,370
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	59,924	7,924
Invesco V.I. Diversified Dividend Fund, Series I	1,267,805	173,258
Invesco V.I. Equity and Income Fund, Series II	2,887,027	2,603,153
Invesco V.I. EQV International Equity Fund, Series II	523,152	908,224
Invesco V.I. Global Fund, Series I	4,441,410	2,770,323
Invesco V.I. Global Real Estate Fund, Series II	104,020	51,679
Invesco V.I. Global Strategic Income Fund	352,988	784,536
Invesco V.I. Government Securities Fund, Series II	380,902	527,758
Invesco V.I. Growth and Income Fund, Series I	7,528,113	2,293,402
Invesco V.I. Main Street Fund, Series I	961,956	838,427
Invesco V.I. S&P 500 Buffer Fund, June Series I	84,236	27,525
Invesco V.I. Small Cap Equity Fund, Series II	390,857	202,717
Invesco V.I. U.S. Government Money Portfolio, Series I	3,248,427	3,235,447
Lord Abbett Series Fund Bond Debenture Portfolio	6,167,135	1,303,928
Lord Abbett Series Fund Fundamental Equity Portfolio	636,935	460,233
Lord Abbett Series Fund Growth and Income Portfolio	684,835	1,158,577
Lord Abbett Series Fund Growth Opportunities Portfolio	246,652	251,230
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	3,705,658	1,197,703
Lord Abbett Series Fund Mid Cap Stock Portfolio	863,091	1,337,005
MFS Emerging Markets Equity Portfolio, Service Class	24,161	48,935
MFS Growth Series, Initial Class	2,067,388	1,850,595
MFS International Intrinsic Value Portfolio, Service Class	809,011	643,314
MFS Investors Trust Series, Initial Class	874,468	1,208,245
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	411,312	392,054
MFS New Discovery Series, Initial Class	271,714	449,647
MFS Research Series, Initial Class	880,075	1,070,979
MFS Total Return Bond Series, Service Class	1,388,259	838,053
MFS Total Return Series, Initial Class	1,879,808	1,333,987

Subaccount	Purchases	Sales
MFS Utilities Series, Initial Class	$713,128	$321,025
MFS Value Series, Service Class	2,416,170	1,181,888
Morgan Stanley VIF Global Real Estate Portfolio, Class II	67,747	38,401
PIMCO All Asset Portfolio	216,225	13,429
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	2,740,811	204,374
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	353,741	114,585
PIMCO Low Duration Portfolio, Advisor Class	212,916	175,677
PIMCO Real Return Portfolio, Advisor Class	1,139,786	354,176
PIMCO Real Return Portfolio, Institutional Class	56,494	1,435
PIMCO Short-Term Portfolio, Advisor Class	421,929	310,710
PIMCO Short-Term Portfolio, Institutional Class	239,262	56,283
PIMCO Total Return Portfolio, Advisor Class	2,845,728	811,289
PIMCO Total Return Portfolio, Institutional Class	2,497,067	619,216
Putnam VT Sustainable Leaders Fund, Class IA	48,067	747
Royce Capital Fund Micro Cap Portfolio, Service Class	51,502	83,234
Royce Capital Fund Small Cap Portfolio	457,526	124,481
Royce Capital Fund Small Cap Portfolio, Service Class	1,364,714	680,317
Schwab S&P 500 Index Fund	86,660	714
Templeton Developing Markets VIP Fund	95,915	26,506
Templeton Developing Markets VIP Fund, Class 2	175,164	146,004
Templeton Foreign VIP Fund, Class 2	569,760	979,425
Templeton Global Bond VIP Fund, Class 2	705,167	480,553
Templeton Growth VIP Fund, Class 2	723,557	1,011,730
TOPS Aggressive Growth ETF Portfolio, Class 1	526,455	45,581
TOPS Aggressive Growth ETF Portfolio, Class 2	10,472	4,880
TOPS Balanced ETF Portfolio, Class 2	5,361	38,553
TOPS Conservative ETF Portfolio, Class 1	261,727	60,738
TOPS Conservative ETF Portfolio, Class 2	31,498	29,529
TOPS Growth ETF Portfolio, Class 1	2,340,704	155,505
TOPS Growth ETF Portfolio, Class 2	255,888	71,269
TOPS Moderate Growth ETF Portfolio, Class 1	2,779,165	198,407
TOPS Moderate Growth ETF Portfolio, Class 2	40,893	6,505
Vanguard VIF Capital Growth Portfolio	9,113,699	723,788
Vanguard VIF Conservative Allocation Portfolio	56,486	1,456
Vanguard VIF Equity Income Portfolio	1,306,221	117,764
Vanguard VIF Equity Index Portfolio	9,473	28,898
Vanguard VIF Growth Portfolio	31,115	603
Vanguard VIF International Portfolio	601,454	69,396
Vanguard VIF Mid-Cap Index Portfolio	8,159	3,939
Vanguard VIF Real Estate Index Portfolio	281,964	60,004
Vanguard VIF Short-Term Investment-Grade Portfolio	8,518,771	512,638
Vanguard VIF Total Bond Market Index Portfolio	263,626	141,760
Vanguard VIF Total Stock Market Index Portfolio	529,004	103,328

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
American Funds IS Asset Allocation Fund, Class 1	145,159	36,013	109,146	194,308		35,557	158,751
American Funds IS Asset Allocation Fund, Class 2	13,479	7,652	5,827	20,583		14,670	5,913
American Funds IS Global Growth Fund, Class 1	669,202	47,961	621,241	723,004		73,851	649,153
American Funds IS Global Growth Fund, Class 2	14,200	12,604	1,596	24,896		9,640	15,256
American Funds IS Global Small Capitalization Fund, Class 2	16,502	16,516	(14)	28,084		6,701	21,383
American Funds IS Growth Fund, Class 1	285,301	32,227	253,074	306,089		38,410	267,679
American Funds IS Growth Fund, Class 2	19,289	19,248	41	43,092		26,254	16,838
American Funds IS Growth-Income Fund, Class 1	251,114	38,702	212,412	325,590		89,565	236,025
American Funds IS International Fund, Class 2	21,205	15,363	5,842	24,148		11,482	12,666
American Funds IS New World Fund, Class 1	722,805	54,512	668,293	729,086		73,814	655,272
American Funds IS New World Fund, Class 2	13,263	7,574	5,689	27,872		8,072	19,800
American Funds IS Washington Mutual Investors Fund, Class 2	20,864	25,003	(4,139)	45,230		37,749	7,481
Calvert VP SRI Balanced Portfolio	-	26	(26)	0	*	26	(26)
ClearBridge Variable Mid Cap Portfolio, Class I	2,679	74	2,605	-		-	-
ClearBridge Variable Mid Cap Portfolio, Class II	5,198	7,100	(1,902)	8,779		6,674	2,105
ClearBridge Variable Small Cap Growth Portfolio, Class I	417,458	22,315	395,143	395,721		41,938	353,783
ClearBridge Variable Small Cap Growth Portfolio, Class II	4,284	2,173	2,111	6,044		7,788	(1,744)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	3,517	94	3,423	-		-	-
Dimensional VA International Small Portfolio	162,002	21,261	140,741	171,697		19,097	152,600
Dimensional VA International Value Portfolio	38,133	6,405	31,728	44,741		9,492	35,249
Dimensional VA Short-Term Fixed Portfolio	17	17	-	-		-	-
Dimensional VA US Large Value Portfolio	58,214	5,250	52,964	51,297		7,788	43,509
Dimensional VA US Targeted Value Portfolio	295	5	290	-		-	-
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	244,152	16,396	227,756	203,549		25,458	178,091
Fidelity VIP Contrafund Portfolio, Service Class	23,108	55,044	(31,936)	74,301		72,499	1,802
Fidelity VIP Equity-Income Portfolio, Service Class	4,194	12,184	(7,990)	6,081		12,896	(6,815)
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class	553	1,849	(1,296)	373		1,735	(1,362)
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class	958	1,606	(648)	2,980		909	2,071

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	101,245	36,657	64,588	172,981	71,755	101,226
Fidelity VIP Growth Portfolio, Service Class	3,382	9,160	(5,778)	12,114	25,897	(13,783)
Fidelity VIP Index 500 Portfolio, Initial Class	1,136,107	55,526	1,080,581	1,093,649	109,535	984,114
Fidelity VIP Index 500 Portfolio, Service Class	23,517	50,303	(26,786)	42,656	49,772	(7,116)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	352,434	22,278	330,156	252,886	31,712	221,174
Fidelity VIP Investment Grade Bond Portfolio, Service Class	62,450	32,002	30,448	55,599	74,559	(18,960)
Fidelity VIP Mid Cap Portfolio, Initial Class	69,513	8,182	61,331	109,621	20,828	88,793
Fidelity VIP Mid Cap Portfolio, Service Class	12,713	16,388	(3,675)	32,465	41,385	(8,920)
Franklin DynaTech VIP Fund	7,702	17,973	(10,271)	32,503	12,440	20,063
Franklin Growth and Income VIP Fund, Class 1	358,421	17,159	341,262	339,456	42,754	296,702
Franklin Income VIP Fund, Class 1	39,243	6,658	32,585	36,135	8,683	27,452
Franklin Income VIP Fund, Class 2	22,745	39,793	(17,048)	37,003	97,312	(60,309)
Franklin Mutual Shares VIP Fund, Class 2	43,789	117,397	(73,608)	125,608	206,681	(81,073)
Franklin Rising Dividends VIP Fund, Class 2	17,394	27,831	(10,437)	38,887	56,004	(17,117)
Franklin Small Cap Value VIP Fund, Class 2	11,708	14,565	(2,857)	19,010	14,625	4,385
Franklin Small-Mid Cap Growth VIP Fund, Class 2	8,281	10,588	(2,307)	36,333	23,198	13,135
Franklin U.S. Government Securities VIP Fund, Class 2	81,298	44,107	37,191	102,167	122,484	(20,317)
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares	848,849	50,430	798,419	746,191	78,211	667,980
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	11,675	3,005	8,670	12,312	19,568	(7,256)
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	3,139	18,454	(15,315)	18,896	30,725	(11,829)
Goldman Sachs VIT International Equity Insights Fund, Service Shares	6,866	14,719	(7,853)	23,908	16,359	7,549
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	2,669	20,752	(18,083)	8,686	32,261	(23,575)
Goldman Sachs VIT Large Cap Value Fund, Service Shares	2,583	5,495	(2,912)	3,442	12,002	(8,560)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	2,994	4,140	(1,146)	9,310	5,623	3,687
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	362,204	28,731	333,473	348,153	61,532	286,621
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	11,359	7,525	3,834	15,850	24,538	(8,688)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	2,494	3,952	(1,458)	7,743	10,660	(2,917)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	1,438	1,471	(33)	2,322	1,957	365
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	2,199	14,217	(12,018)	9,117	9,884	(767)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	5,601	16,971	(11,370)	20,348	9,563	10,785
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	1,567	9,975	(8,408)	4,880	12,404	(7,524)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	82	885	(803)	196	205	(9)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. American Franchise Fund, Series I	3,697	24,977	(21,280)	17,620	17,591	29
Invesco V.I. American Value Fund, Series II	9,792	14,288	(4,496)	10,289	19,730	(9,441)
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	1,883	1,948	(65)	3,954	5,713	(1,759)
Invesco V.I. Capital Appreciation Fund, Series I	3,766	13,082	(9,316)	14,242	20,217	(5,975)
Invesco V.I. Comstock Fund, Series I	10,955	49,623	(38,668)	27,519	106,437	(78,918)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,685	9,272	(3,587)	17,226	13,602	3,624
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	4,683	614	4,069	7,754	2,234	5,520
Invesco V.I. Diversified Dividend Fund, Series I	82,535	13,869	68,666	72,091	13,926	58,165
Invesco V.I. Equity and Income Fund, Series II	17,699	60,515	(42,816)	33,927	62,705	(28,778)
Invesco V.I. EQV International Equity Fund, Series II	31,081	54,313	(23,232)	85,933	51,294	34,639
Invesco V.I. Global Fund, Series I	36,140	40,641	(4,501)	86,680	41,090	45,590
Invesco V.I. Global Real Estate Fund, Series II	6,577	3,595	2,982	7,287	6,160	1,127
Invesco V.I. Global Strategic Income Fund	12,002	26,909	(14,907)	40,037	37,570	2,467
Invesco V.I. Government Securities Fund, Series II	25,998	46,605	(20,607)	40,392	43,548	(3,156)
Invesco V.I. Growth and Income Fund, Series I	14,246	45,104	(30,858)	47,233	111,957	(64,724)
Invesco V.I. Main Street Fund, Series I	2,076	14,034	(11,958)	7,906	14,282	(6,376)
Invesco V.I. S&P 500 Buffer Fund, June Series I	7,720	2,527	5,193	-	-	-
Invesco V.I. Small Cap Equity Fund, Series II	14,213	8,519	5,694	15,767	7,996	7,771
Invesco V.I. U.S. Government Money Portfolio, Series I	1,683,257	1,926,190	(242,933)	2,449,270	2,899,113	(449,843)
Lord Abbett Series Fund Bond Debenture Portfolio	126,505	39,309	87,196	163,341	95,935	67,406
Lord Abbett Series Fund Fundamental Equity Portfolio	8,003	14,164	(6,161)	24,020	29,307	(5,287)
Lord Abbett Series Fund Growth and Income Portfolio	4,128	31,013	(26,885)	13,599	45,309	(31,710)
Lord Abbett Series Fund Growth Opportunities Portfolio	4,711	4,586	125	10,501	5,484	5,017
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	38,596	18,961	19,635	45,081	21,843	23,238
Lord Abbett Series Fund Mid Cap Stock Portfolio	6,969	34,632	(27,663)	19,114	48,399	(29,285)
MFS Emerging Markets Equity Portfolio, Service Class	1,615	4,608	(2,993)	7,712	2,583	5,129
MFS Growth Series, Initial Class	6,255	19,167	(12,912)	21,703	14,434	7,269
MFS International Intrinsic Value Portfolio, Service Class	9,034	26,567	(17,533)	44,896	22,613	22,283
MFS Investors Trust Series, Initial Class	2,263	18,930	(16,667)	9,606	20,961	(11,355)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	4,053	14,661	(10,608)	8,961	17,001	(8,040)
MFS New Discovery Series, Initial Class	3,554	5,606	(2,052)	15,521	7,663	7,858
MFS Research Series, Initial Class	2,818	15,454	(12,636)	7,671	14,258	(6,587)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS Total Return Bond Series, Service Class	67,064	59,284	7,780	96,281	86,736	9,545
MFS Total Return Series, Initial Class	11,340	25,341	(14,001)	16,258	33,759	(17,501)
MFS Utilities Series, Initial Class	3,433	4,427	(994)	2,989	10,263	(7,274)
MFS Value Series, Service Class	21,439	31,487	(10,048)	30,272	60,745	(30,473)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	4,305	2,768	1,537	5,532	8,118	(2,586)
PIMCO All Asset Portfolio	13,643	881	12,762	433	861	(428)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	259,399	21,310	238,089	240,857	31,334	209,523
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	23,471	7,790	15,681	8,462	3,298	5,164
PIMCO Low Duration Portfolio, Advisor Class	11,520	14,682	(3,162)	17,617	15,693	1,924
PIMCO Real Return Portfolio, Advisor Class	55,260	24,292	30,968	74,754	75,630	(876)
PIMCO Real Return Portfolio, Institutional Class	5,490	143	5,347	-	-	-
PIMCO Short-Term Portfolio, Advisor Class	25,112	24,989	123	24,124	23,393	731
PIMCO Short-Term Portfolio, Institutional Class	34,313	5,275	29,038	51,183	13,716	37,467
PIMCO Total Return Portfolio, Advisor Class	138,164	60,295	77,869	218,328	175,090	43,238
PIMCO Total Return Portfolio, Institutional Class	246,308	66,706	179,602	219,371	44,940	174,431
Putnam VT Sustainable Leaders Fund, Class IA	4,365	66	4,299	-	-	-
Royce Capital Fund Micro Cap Portfolio, Service Class	2,247	3,410	(1,163)	12,820	6,915	5,905
Royce Capital Fund Small Cap Portfolio	27,850	9,798	18,052	40,849	7,100	33,749
Royce Capital Fund Small Cap Portfolio, Service Class	13,978	25,640	(11,662)	47,142	44,959	2,183
Schwab S&P 500 Index Fund	7,200	64	7,136	-	-	-
Templeton Developing Markets VIP Fund	8,463	2,532	5,931	23,066	2,898	20,168
Templeton Developing Markets VIP Fund, Class 2	11,999	11,991	8	18,540	5,244	13,296
Templeton Foreign VIP Fund, Class 2	15,619	62,399	(46,780)	63,027	74,894	(11,867)
Templeton Global Bond VIP Fund, Class 2	43,486	29,610	13,876	57,923	81,011	(23,088)
Templeton Growth VIP Fund, Class 2	10,954	57,237	(46,283)	78,163	85,249	(7,086)
TOPS Aggressive Growth ETF Portfolio, Class 1	38,825	3,472	35,353	27,342	6,636	20,706
TOPS Aggressive Growth ETF Portfolio, Class 2	589	324	265	1,023	3,037	(2,014)
TOPS Balanced ETF Portfolio, Class 2	257	3,033	(2,776)	256	339	(83)
TOPS Conservative ETF Portfolio, Class 1	22,869	5,368	17,501	4,246	1,803	2,443
TOPS Conservative ETF Portfolio, Class 2	2,539	2,437	102	2,532	2,684	(152)
TOPS Growth ETF Portfolio, Class 1	173,149	12,031	161,118	217,424	19,954	197,470

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
TOPS Growth ETF Portfolio, Class 2	13,863	4,968	8,895	19,086	6,422	12,664
TOPS Moderate Growth ETF Portfolio, Class 1	214,166	16,417	197,749	188,382	20,891	167,491
TOPS Moderate Growth ETF Portfolio, Class 2	2,379	477	1,902	2,628	519	2,109
Vanguard VIF Capital Growth Portfolio	549,375	48,570	500,805	574,941	62,023	512,918
Vanguard VIF Conservative Allocation Portfolio	5,163	138	5,025	-	-	-
Vanguard VIF Equity Income Portfolio	81,834	8,554	73,280	112,492	22,292	90,200
Vanguard VIF Equity Index Portfolio	336	1,393	(1,057)	961	188	773
Vanguard VIF Growth Portfolio	2,355	51	2,304	-	-	-
Vanguard VIF International Portfolio	52,198	5,267	46,931	61,127	9,330	51,797
Vanguard VIF Mid-Cap Index Portfolio	396	237	159	825	174	651
Vanguard VIF Real Estate Index Portfolio	19,392	4,870	14,522	19,812	5,856	13,956
Vanguard VIF Short-Term Investment-Grade Portfolio	812,306	50,672	761,634	751,013	88,096	662,917
Vanguard VIF Total Bond Market Index Portfolio	23,928	13,804	10,124	16,894	5,694	11,200
Vanguard VIF Total Stock Market Index Portfolio	23,529	5,229	18,300	36,587	4,717	31,870

* The Subaccount has units that round to less than one.

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range

Monthly Standard Administrative Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$3 - $8 per month

Annual Policy Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	$0 - $35 per year

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.000% - 0.075% of the average daily net assets of the Subaccounts

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn, surrendered, or lapsed based on the number of full years which have elapsed between the date the Policy was issued and the surrender date as well as the amount withdrawn in excess of the annual withdrawal amount allowed under the Policy, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $58 per $1,000 of the face amount at surrender

Monthly Administrative Charge for Initial Face Value
This charge is assessed during the first 12 months after the initial purchase to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.09 - $3.66 per $1,000 of face per month

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.0125% of policy value up to a maximum of $31.25 or 0.02% of policy value $1.50 - $24.33 per $100 or $0.02 - $108.93 per thousand of rider coverage amount
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.07 - $333.33 per $1,000 of net amount at risk per month or 0.046% - 0.057% of the face amount of policy up to a maximum of the guaranteed COI

Policy Expense Charge

This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

a monthly charge amounting to a per annum aggregate of 0.00% - 0.06% of the Policy's value
Charge for Face Value Increase
This charge is assessed to reimburse the Company for costs incurred from the face value increase. The charge is deducted monthly for the first 12 months following the face value increase, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.08 - $1.75 per $1,000 of face increase per month up to a maximum of $250 per month

Transfer Charge

Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.

$25 per transfer after the first 12 transfers in any policy year

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products that are funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Asset Allocation Fund, Class 1
2023	455	$13.68	$6,230	2.77%	14.55%
2022	346	11.94	4,133	2.56%	(13.19)%
2021	187	13.76	2,577	1.86%	15.40%
2020	28	11.92	329	3.09%	12.71%
American Funds IS Asset Allocation Fund, Class 2
2023	256	18.59	4,769	2.29%	14.27%
2022	251	16.27	4,079	1.84%	(13.40)%
2021	245	18.79	4,599	1.61%	15.10%
2020	231	16.33	3,765	1.64%	12.46%
2019	217	14.52	3,156	2.12%	21.23%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Global Growth Fund, Class 1
2023	1,638	$15.60	$25,535	1.33%	22.90%
2022	1,017	12.69	12,898	1.15%	(24.54)%
2021	367	16.82	6,179	0.62%	16.72%
2020	40	14.41	576	0.77%	30.78%
American Funds IS Global Growth Fund, Class 2
2023	168	22.14	3,718	0.91%	22.60%
2022	166	18.06	3,003	0.63%	(24.74)%
2021	151	23.99	3,625	0.34%	16.42%
2020	137	20.61	2,831	0.33%	30.47%
2019	126	15.80	1,992	1.27%	35.28%
American Funds IS Global Small Capitalization Fund, Class 2
2023	157	15.25	2,391	0.27%	16.17%
2022	157	13.13	2,058	0.00%	(29.55)%
2021	135	18.64	2,523	0.00%	6.74%
2020	127	17.46	2,219	0.15%	29.72%
2019	136	13.46	1,831	0.17%	31.52%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Growth Fund, Class 1
2023	752	$20.07	$15,098	0.69%	38.81%
2022	499	14.46	7,218	0.71%	(29.76)%
2021	232	20.58	4,766	0.62%	22.30%
2020	26	16.83	437	0.71%	52.46%
American Funds IS Growth Fund, Class 2
2023	315	33.05	10,415	0.37%	38.48%
2022	315	23.87	7,518	0.30%	(29.94)%
2021	298	34.07	10,155	0.22%	21.99%
2020	297	27.93	8,289	0.30%	52.08%
2019	304	18.36	5,586	0.78%	30.77%
American Funds IS Growth-Income Fund, Class 1
2023	698	16.22	11,326	1.84%	26.46%
2022	486	12.83	6,231	1.84%	(16.29)%
2021	250	15.32	3,827	(13.55)%	24.42%
2020	18	12.32	(4,292)	(0.11)%	13.81%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS International Fund, Class 2
2023	230	$13.15	$3,023	1.35%	15.84%
2022	224	11.35	2,543	1.66%	(20.79)%
2021	211	14.33	3,029	2.52%	(1.50)%
2020	185	14.54	2,692	0.59%	13.97%
2019	180	12.76	2,297	1.57%	22.88%
American Funds IS New World Fund, Class 1
2023	1,658	12.85	21,292	2.04%	16.22%
2022	990	11.06	10,938	1.90%	(21.86)%
2021	334	14.15	4,729	1.41%	5.16%
2020	40	13.45	544	0.29%	23.89%
American Funds IS New World Fund, Class 2
2023	114	16.18	1,842	1.52%	16.00%
2022	108	13.95	1,509	1.32%	(22.10)%
2021	88	17.91	1,582	0.92%	4.92%
2020	75	17.07	1,280	0.06%	23.58%
2019	69	13.81	949	1.13%	29.14%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Washington Mutual Investors Fund, Class 2
2023	392	$21.73	$8,515	1.92%	17.29%
2022	396	18.53	7,336	1.87%	(8.45)%
2021	389	20.24	7,863	1.51%	27.78%
2020	367	15.84	5,819	1.69%	8.68%
2019	319	14.57	4,651	2.20%	21.38%
Calvert VP SRI Balanced Portfolio
2023	1	47.86	62	1.61%	16.82%
2022	1	40.97	54	1.16%	(15.41)%
2021	1	48.43	65	1.18%	15.12%
2020	1	42.07	58	1.75%	15.26%
2019	2	36.50	74	1.61%	24.40%
ClearBridge Variable Mid Cap Portfolio, Class I
2023	3	11.04	29	0.29%	3.79%
ClearBridge Variable Mid Cap Portfolio, Class II
2023	67	38.21	2,563	0.02%	12.62%
2022	69	33.93	2,340	0.09%	(25.50)%
2021	67	45.54	3,046	0.03%	28.39%
2020	68	35.47	2,429	0.04%	15.10%
2019	64	30.82	1,970	0.38%	32.65%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
ClearBridge Variable Small Cap Growth Portfolio, Class I
2023	928	$13.46	$12,484	0.00%	8.40%
2022	533	12.42	6,614	0.00%	(28.85)%
2021	179	17.46	3,122	0.00%	12.61%
2020	19	15.50	300	0.00%	43.26%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	39	48.61	1,895	0.00%	8.12%
2022	37	44.96	1,658	0.00%	(29.01)%
2021	39	63.33	2,445	0.00%	12.31%
2020	37	56.39	2,074	0.00%	42.91%
2019	36	39.46	1,425	0.00%	26.55%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2023	3	16.18	55	0.76%	4.88%
Dimensional VA International Small Portfolio
2023	366	12.95	4,738	3.92%	14.11%
2022	225	11.35	2,558	3.63%	(17.64)%
2021	73	13.78	1,003	3.83%	14.56%
2020	15	12.03	176	3.25%	9.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Dimensional VA International Value Portfolio
2023	94		$14.03	$1,324	5.90%	17.86%
2022	63		11.90	746	5.22%	(3.46)%
2021	27		12.33	338	6.83%	18.11%
2020	2		10.44	24	4.32%	(1.76)%
Dimensional VA Short-Term Fixed Portfolio
2023	-		-	-	0.00%	0.78%
Dimensional VA US Large Value Portfolio
2023	128		14.41	1,844	2.73%	10.92%
2022	75		12.99	974	3.12%	(4.88)%
2021	32		13.65	430	2.49%	27.04%
2020	1		10.75	10	3.81%	(1.38)%
Dimensional VA US Targeted Value Portfolio
2023	0	*	20.03	6	51.85%	22.54%
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
2023	506		10.85	5,486	5.06%	4.02%
2022	278		10.43	2,898	11.60%	(12.45)%
2021	100		11.92	1,188	8.09%	5.58%
2020	3		11.29	34	2.02%	11.72%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Contrafund Portfolio, Service Class
2023	721	$73.60	$53,037	0.40%	33.34%
2022	753	55.20	41,555	0.38%	(26.38)%
2021	751	74.98	56,303	0.05%	27.71%
2020	793	58.71	46,179	0.14%	30.43%
2019	845	45.02	38,044	0.38%	31.45%
Fidelity VIP Equity-Income Portfolio, Service Class
2023	84	41.91	3,529	1.76%	10.53%
2022	92	37.92	3,456	1.75%	(5.09)%
2021	99	39.95	3,955	1.92%	24.83%
2020	92	32.00	2,953	1.57%	6.55%
2019	93	30.04	2,804	1.97%	27.32%
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class
2023	20	22.79	455	3.59%	10.86%
2022	21	20.56	437	1.98%	(14.66)%
2021	23	24.09	545	1.07%	7.59%
2020	20	22.39	449	1.18%	13.62%
2019	20	19.71	403	2.04%	18.21%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class
2023	37	$23.83	$873	3.13%	12.34%
2022	37	21.21	791	1.94%	(15.83)%
2021	35	25.20	888	1.02%	9.47%
2020	36	23.02	826	1.16%	14.92%
2019	36	20.03	719	1.97%	20.01%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2023	218	18.92	4,126	0.00%	45.65%
2022	153	12.99	1,994	0.00%	(38.15)%
2021	52	21.00	1,098	0.00%	11.94%
2020	4	18.76	70	0.00%	68.66%
Fidelity VIP Growth Portfolio, Service Class
2023	60	57.70	3,461	0.04%	36.09%
2022	66	42.39	2,756	0.47%	(24.52)%
2021	80	56.17	3,905	0.00%	23.08%
2020	89	45.64	4,017	0.05%	43.75%
2019	84	31.75	2,658	0.17%	34.18%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Index 500 Portfolio, Initial Class
2023	2,577	$16.99	$43,762	1.70%	26.19%
2022	1,496	13.46	20,140	1.85%	(18.21)%
2021	512	16.46	8,429	1.56%	28.58%
2020	68	12.80	877	2.20%	18.24%
Fidelity VIP Index 500 Portfolio, Service Class
2023	638	53.63	34,211	1.40%	26.07%
2022	665	42.54	28,276	1.32%	(18.30)%
2021	672	52.06	34,915	1.20%	28.45%
2020	684	40.53	27,695	1.57%	18.13%
2019	669	34.31	22,970	1.97%	31.22%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2023	700	10.14	7,092	3.44%	6.20%
2022	370	9.54	3,527	3.16%	(12.96)%
2021	148	10.97	1,628	2.76%	(0.61)%
2020	7	11.03	74	3.13%	9.39%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Investment Grade Bond Portfolio, Service Class
2023	777	$19.33	$15,019	2.60%	6.12%
2022	747	18.21	13,603	2.19%	(13.03)%
2021	766	20.94	15,949	2.03%	(0.72)%
2020	649	21.09	13,682	2.17%	9.25%
2019	611	19.31	11,794	2.73%	9.58%
Fidelity VIP Mid Cap Portfolio, Initial Class
2023	244	15.79	3,850	0.71%	15.08%
2022	183	13.72	2,504	0.63%	(14.74)%
2021	94	16.09	1,508	0.83%	25.60%
2020	14	12.81	185	0.72%	18.19%
Fidelity VIP Mid Cap Portfolio, Service Class
2023	434	62.46	27,065	0.53%	15.00%
2022	437	54.31	23,745	0.39%	(14.85)%
2021	446	63.79	28,411	0.52%	25.51%
2020	481	50.82	24,452	0.49%	18.04%
2019	476	43.06	20,476	0.84%	23.35%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Franklin DynaTech VIP Fund
2023	143	$44.15	$6,319	0.00%	43.77%
2022	153	30.71	4,711	0.00%	(39.96)%
2021	133	51.15	6,820	0.00%	16.14%
2020	139	44.04	6,132	0.00%	44.88%
2019	155	30.40	4,698	0.00%	31.16%
Franklin Growth and Income VIP Fund, Class 1
2023	808	14.51	11,720	2.24%	9.18%
2022	467	13.29	6,206	2.89%	(6.60)%
2021	170	14.23	2,423	1.17%	25.59%
2020	8	11.33	237	3.28%	5.81%
Franklin Income VIP Fund, Class 1
2023	87	12.65	1,106	5.19%	8.87%
2022	55	11.62	638	4.59%	(5.24)%
2021	27	12.26	336	2.42%	17.01%
2020	8	10.48	83	6.77%	0.97%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Franklin Income VIP Fund, Class 2
2023	728	$27.22	$19,796	5.07%	8.62%
2022	745	25.06	18,658	4.80%	(5.47)%
2021	805	26.51	21,340	4.77%	16.75%
2020	819	22.70	18,587	5.37%	0.69%
2019	845	22.55	19,051	5.38%	16.06%
Franklin Mutual Shares VIP Fund, Class 2
2023	2,054	25.10	51,497	1.90%	13.46%
2022	2,128	22.12	47,045	1.80%	(7.43)%
2021	2,209	23.89	52,728	3.00%	19.17%
2020	2,305	20.05	46,217	2.55%	(5.04)%
2019	2,191	21.12	46,214	1.88%	22.57%
Franklin Rising Dividends VIP Fund, Class 2
2023	622	45.35	28,226	0.91%	12.08%
2022	633	40.46	25,602	0.75%	(10.57)%
2021	650	45.25	29,408	0.87%	26.79%
2020	683	35.69	24,339	1.16%	15.97%
2019	700	30.77	21,552	1.28%	29.23%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Franklin Small Cap Value VIP Fund, Class 2
2023	134	$40.12	$5,358	0.52%	12.75%
2022	136	35.59	4,853	0.96%	(10.06)%
2021	132	39.57	5,223	1.05%	25.37%
2020	131	31.56	4,128	1.31%	5.19%
2019	126	30.01	3,768	1.06%	26.35%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	155	40.44	6,271	0.00%	26.74%
2022	157	31.91	5,022	0.00%	(33.69)%
2021	144	48.12	6,942	0.00%	10.01%
2020	165	43.74	7,168	0.00%	55.09%
2019	174	28.20	4,901	0.00%	31.44%
Franklin U.S. Government Securities VIP Fund, Class 2
2023	1,141	13.92	15,836	2.68%	4.47%
2022	1,103	13.33	14,697	2.35%	(9.75)%
2021	1,124	14.77	16,565	2.48%	(1.83)%
2020	1,000	15.04	15,036	3.37%	3.83%
2019	973	14.49	14,020	2.87%	5.23%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Core Fixed Income Fund, Institutional Shares
2023	1,796	$9.83	$17,647	3.21%	6.08%
2022	997	9.27	9,236	1.50%	(14.03)%
2021	329	10.78	3,547	0.71%	(2.06)%
2020	32	11.00	348	2.31%	9.67%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2023	87	11.14	965	2.83%	5.83%
2022	78	10.53	821	1.39%	(14.28)%
2021	85	12.28	1,047	1.08%	(2.23)%
2020	77	12.56	967	2.03%	9.40%
2019	67	11.48	766	2.22%	9.00%
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
2023	228	30.37	6,929	2.74%	18.71%
2022	243	25.58	6,222	3.01%	(13.55)%
2021	255	29.60	7,537	2.94%	12.17%
2020	263	26.39	6,937	1.46%	6.81%
2019	265	24.70	6,537	2.48%	18.45%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT International Equity Insights Fund, Service Shares
2023	202	$15.07	$3,046	2.49%	18.43%
2022	210	12.72	2,672	2.87%	(13.72)%
2021	202	14.74	2,985	2.63%	11.81%
2020	208	13.19	2,739	1.27%	6.54%
2019	197	12.38	2,444	2.29%	18.23%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2023	244	59.81	14,559	1.78%	13.01%
2022	262	52.93	13,841	1.29%	(6.37)%
2021	285	56.53	15,865	1.20%	24.13%
2020	300	45.54	13,681	1.28%	3.98%
2019	309	43.80	13,472	1.52%	25.93%
Goldman Sachs VIT Large Cap Value Fund, Service Shares
2023	108	27.12	2,931	1.55%	12.71%
2022	111	24.06	2,670	1.05%	(6.57)%
2021	120	25.75	3,079	0.90%	23.93%
2020	134	20.78	2,783	1.05%	3.74%
2019	139	20.03	2,792	1.23%	25.61%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2023	63	$48.20	$3,021	0.00%	18.45%
2022	64	40.70	2,605	0.00%	(26.30)%
2021	60	55.22	3,332	0.00%	11.48%
2020	67	49.54	3,310	0.00%	44.31%
2019	72	34.33	2,476	0.00%	34.06%
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
2023	875	17.72	15,504	1.22%	1.30%
2022	542	17.49	9,475	0.82%	(50.09)%
2021	255	35.04	6,462	0.56%	30.95%
2020	96	26.76	3,230	0.59%	151.89%
2019	73	10.62	2,823	0.83%	(63.94)%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2023	220	34.70	7,629	0.76%	11.11%
2022	216	31.23	6,741	0.40%	(10.23)%
2021	225	34.79	7,798	0.21%	30.57%
2020	238	26.65	6,353	0.39%	8.19%
2019	236	24.63	5,816	0.60%	31.17%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
2023	101	$96.25	$9,682	1.04%	19.28%
2022	102	80.70	8,213	0.29%	(19.38)%
2021	105	100.10	10,505	0.50%	23.79%
2020	112	80.86	9,087	0.20%	8.58%
2019	116	74.47	8,602	0.51%	24.84%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2023	17	37.98	634	0.83%	18.95%
2022	17	31.93	534	0.09%	(19.64)%
2021	16	39.73	650	0.23%	23.50%
2020	20	32.17	634	0.00%	8.36%
2019	18	29.68	520	0.23%	24.53%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2023	135	130.79	17,671	0.00%	41.94%
2022	147	92.14	13,392	0.00%	(32.52)%
2021	148	136.54	20,073	0.00%	21.93%
2020	156	111.99	17,469	0.09%	40.51%
2019	171	79.70	13,594	0.30%	35.53%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2023	131	$54.01	$7,089	0.00%	41.65%
2022	143	38.13	5,437	0.00%	(32.68)%
2021	132	56.64	7,468	0.00%	21.56%
2020	142	46.59	6,597	0.00%	40.11%
2019	165	33.25	5,470	0.05%	35.32%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2023	134	96.11	12,822	0.69%	23.81%
2022	142	77.63	10,914	0.78%	(19.74)%
2021	150	96.72	14,360	0.84%	29.41%
2020	154	74.74	11,494	0.80%	17.55%
2019	171	63.58	10,875	1.28%	25.21%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2023	3	42.43	107	0.43%	23.59%
2022	3	34.33	114	0.56%	(19.90)%
2021	3	42.87	143	0.58%	29.11%
2020	3	33.20	114	0.60%	17.32%
2019	4	28.30	102	0.85%	24.93%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. American Franchise Fund, Series I
2023	262	$27.69	$7,248	0.00%	40.93%
2022	283	19.65	5,533	0.00%	(31.11)%
2021	283	28.52	8,084	0.00%	11.93%
2020	313	25.48	7,732	0.07%	42.35%
2019	347	17.90	6,212	0.00%	36.76%
Invesco V.I. American Value Fund, Series II
2023	134	39.64	5,310	0.39%	15.29%
2022	139	34.38	4,772	0.44%	(2.86)%
2021	148	35.40	5,247	0.24%	27.62%
2020	164	27.74	4,537	0.59%	0.86%
2019	151	27.50	4,148	0.44%	24.71%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2023	29	20.14	582	0.00%	6.40%
2022	29	18.93	549	7.14%	(14.52)%
2021	31	22.14	681	3.05%	9.26%
2020	29	20.27	593	7.23%	9.99%
2019	30	18.43	547	0.00%	14.88%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Capital Appreciation Fund, Series I
2023	177	$86.55	$15,276	0.00%	35.38%
2022	186	63.93	11,786	0.00%	(30.78)%
2021	192	92.36	17,194	0.00%	22.57%
2020	207	75.36	15,602	0.00%	36.59%
2019	233	55.17	12,831	0.06%	36.20%
Invesco V.I. Comstock Fund, Series I
2023	728	68.26	49,636	1.86%	12.36%
2022	767	60.75	46,584	1.57%	1.12%
2021	846	60.07	50,802	1.89%	33.36%
2020	918	45.05	41,282	2.15%	(0.85)%
2019	912	45.43	41,423	2.02%	25.30%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2023	167	65.26	10,928	0.00%	13.15%
2022	171	57.67	9,855	0.00%	(30.98)%
2021	167	83.56	13,975	0.00%	19.10%
2020	177	70.16	12,364	0.02%	40.69%
2019	104	49.87	5,168	0.00%	39.36%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2023	35	$13.85	$480	0.00%	12.85%
2022	31	12.27	375	0.00%	(31.13)%
2021	25	17.82	446	0.00%	18.79%
2020	24	15.00	4,867	0.00%	47.93%
Invesco V.I. Diversified Dividend Fund, Series I
2023	185	13.51	2,500	2.32%	9.04%
2022	116	12.39	1,442	2.32%	(1.68)%
2021	58	12.61	733	2.58%	18.89%
2020	4	10.60	39	5.49%	0.14%
Invesco V.I. Equity and Income Fund, Series II
2023	686	46.29	31,714	1.76%	10.24%
2022	728	41.99	29,438	1.43%	(7.71)%
2021	757	45.50	34,422	1.70%	18.35%
2020	788	38.44	30,266	2.04%	9.65%
2019	812	35.06	28,443	2.37%	20.01%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. EQV International Equity Fund, Series II
2023	631	$17.95	$11,306	0.00%	17.87%
2022	655	15.23	9,971	1.37%	(18.50)%
2021	620	18.69	11,586	1.09%	5.61%
2020	608	17.70	10,759	2.00%	13.74%
2019	584	15.56	9,065	1.35%	28.24%
Invesco V.I. Global Fund, Series I
2023	445	74.41	33,117	0.23%	28.18%
2022	450	58.05	26,102	0.00%	8.77%
2021	404	53.37	35,132	0.00%	15.49%
2020	407	46.22	31,529	0.62%	317.95%
2019	445	11.06	27,323	0.92%	(76.25)%
Invesco V.I. Global Real Estate Fund, Series II
2023	60	15.41	926	1.24%	8.82%
2022	57	14.16	809	2.42%	(25.14)%
2021	56	18.92	1,059	2.64%	25.44%
2020	57	15.08	865	4.38%	(12.56)%
2019	50	17.25	863	3.59%	22.65%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Global Strategic Income Fund
2023	431	$30.78	$13,227	0.00%	8.88%
2022	446	28.27	12,609	0.00%	(11.46)%
2021	444	31.93	14,155	4.93%	(3.41)%
2020	408	33.06	13,486	5.60%	3.40%
2019	410	31.97	13,082	3.83%	10.80%
Invesco V.I. Government Securities Fund, Series II
2023	406	11.71	4,752	1.81%	4.46%
2022	427	11.21	4,766	1.73%	(10.58)%
2021	430	12.54	5,353	2.31%	(2.43)%
2020	386	12.85	4,954	2.18%	5.97%
2019	395	12.13	4,784	2.22%	5.75%
Invesco V.I. Growth and Income Fund, Series I
2023	911	55.10	50,136	1.63%	12.66%
2022	941	48.91	46,028	1.60%	(5.75)%
2021	1,006	51.89	52,109	1.59%	28.51%
2020	1,086	40.38	43,720	2.02%	2.09%
2019	1,089	39.55	43,050	1.92%	25.19%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Main Street Fund, Series I
2023	179	$65.37	$11,679	0.84%	23.22%
2022	191	53.05	10,123	1.39%	(20.13)%
2021	197	66.42	13,102	0.72%	27.57%
2020	208	52.07	10,661	1.38%	13.94%
2019	228	45.70	10,403	1.10%	32.08%
Invesco V.I. S&P 500 Buffer Fund, June Series I
2023	5	11.35	58	0.00%	6.73%
Invesco V.I. Small Cap Equity Fund, Series II
2023	124	25.52	3,152	0.00%	16.26%
2022	118	21.95	2,590	0.00%	(20.73)%
2021	110	27.69	3,052	0.00%	20.09%
2020	122	23.06	2,813	0.02%	26.87%
2019	117	18.17	2,120	0.00%	26.32%
Invesco V.I. U.S. Government Money Portfolio, Series I
2023	5,635	1.73	9,723	4.45%	4.54%
2022	5,878	1.65	9,711	1.26%	1.26%
2021	6,332	1.63	10,286	0.01%	0.00%
2020	5,931	1.63	9,677	0.20%	0.21%
2019	5,195	1.63	8,457	1.63%	1.71%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Bond Debenture Portfolio
2023	1,126	$34.76	$39,112	5.44%	6.55%
2022	1,039	32.62	33,874	4.52%	(12.80)%
2021	971	37.41	36,107	3.26%	3.28%
2020	849	36.22	30,705	3.77%	7.30%
2019	846	33.76	28,520	4.04%	13.35%
Lord Abbett Series Fund Fundamental Equity Portfolio
2023	321	35.28	11,330	0.60%	14.63%
2022	327	30.77	10,070	1.03%	(11.98)%
2021	333	34.96	11,612	0.86%	27.31%
2020	346	27.46	9,505	1.18%	1.77%
2019	327	26.98	8,833	1.34%	21.51%
Lord Abbett Series Fund Growth and Income Portfolio
2023	460	40.77	18,689	0.96%	13.19%
2022	487	36.02	17,510	1.24%	(9.44)%
2021	518	39.77	20,570	1.08%	29.02%
2020	553	30.83	17,026	1.55%	2.70%
2019	569	30.02	17,054	1.67%	22.49%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Growth Opportunities Portfolio
2023	82	$56.32	$4,600	0.00%	10.67%
2022	82	50.89	4,152	0.00%	(32.53)%
2021	77	75.42	5,770	0.00%	6.46%
2020	80	70.85	5,677	0.00%	39.38%
2019	87	50.83	4,402	0.00%	36.37%
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2023	290	69.82	20,207	0.87%	16.33%
2022	270	60.02	16,219	0.85%	(13.55)%
2021	247	69.42	17,149	0.75%	25.62%
2020	239	55.26	13,213	0.92%	15.42%
2019	251	47.88	12,011	1.61%	26.45%
Lord Abbett Series Fund Mid Cap Stock Portfolio
2023	453	41.64	18,870	0.47%	15.42%
2022	481	36.08	17,344	0.77%	(11.21)%
2021	510	40.64	20,717	0.60%	28.70%
2020	550	31.58	17,356	1.00%	2.50%
2019	543	30.81	16,725	0.96%	22.64%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS Emerging Markets Equity Portfolio, Service Class
2023	57	$10.93	$618	1.18%	10.71%
2022	60	9.87	588	3.77%	(19.94)%
2021	54	12.33	671	0.27%	(7.02)%
2020	53	13.27	709	2.67%	10.33%
2019	53	12.02	643	0.39%	20.18%
MFS Growth Series, Initial Class
2023	199	108.80	21,630	0.00%	35.86%
2022	212	80.08	16,962	0.00%	(31.63)%
2021	205	117.14	23,972	0.00%	23.53%
2020	216	94.82	20,435	0.00%	31.86%
2019	229	71.91	16,420	0.00%	38.15%
MFS International Intrinsic Value Portfolio, Service Class
2023	296	25.85	7,647	0.47%	17.37%
2022	314	22.02	6,914	0.47%	(23.75)%
2021	292	28.88	8,424	0.14%	10.28%
2020	298	26.19	7,799	0.74%	20.21%
2019	309	21.79	6,696	1.52%	25.65%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS Investors Trust Series, Initial Class
2023	175	$69.93	$12,205	0.72%	18.98%
2022	192	58.78	11,141	0.64%	(16.49)%
2021	203	70.38	13,994	0.64%	26.81%
2020	220	55.50	12,020	0.58%	13.87%
2019	241	48.74	11,711	0.70%	31.58%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2023	204	29.58	6,036	0.29%	24.01%
2022	215	23.86	5,128	0.10%	(19.26)%
2021	223	29.55	6,588	0.24%	25.97%
2020	241	23.45	5,657	0.42%	22.53%
2019	255	19.14	4,887	0.62%	39.95%
MFS New Discovery Series, Initial Class
2023	101	84.63	8,509	0.00%	14.41%
2022	103	73.97	7,579	0.00%	(29.76)%
2021	95	105.31	9,960	0.00%	1.80%
2020	103	103.45	10,625	0.00%	45.89%
2019	114	70.91	8,089	0.00%	41.70%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS Research Series, Initial Class
2023	163	$77.23	$12,509	0.51%	22.42%
2022	175	63.09	11,057	0.46%	(17.21)%
2021	182	76.21	13,760	0.55%	24.80%
2020	193	61.06	11,774	0.66%	16.59%
2019	205	52.37	10,756	0.82%	32.95%
MFS Total Return Bond Series, Service Class
2023	1,044	14.73	15,335	3.00%	7.13%
2022	1,036	13.75	14,241	2.46%	(14.18)%
2021	1,027	16.02	16,425	5.14%	(1.07)%
2020	941	16.20	15,227	3.19%	8.17%
2019	941	14.97	13,992	3.22%	9.92%
MFS Total Return Series, Initial Class
2023	369	56.91	20,977	2.06%	10.44%
2022	383	51.53	19,725	1.65%	(9.58)%
2021	401	56.99	22,821	1.84%	14.12%
2020	417	49.94	20,821	2.15%	9.81%
2019	423	45.48	19,201	2.33%	20.38%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS Utilities Series, Initial Class
2023	72	$73.45	$5,259	3.55%	(2.11)%
2022	73	75.04	5,447	2.31%	0.76%
2021	80	74.47	5,943	1.74%	14.09%
2020	79	65.27	5,179	2.31%	5.90%
2019	85	61.64	5,195	1.12%	25.07%
MFS Value Series, Service Class
2023	498	40.20	19,973	1.42%	7.63%
2022	508	37.35	18,962	1.10%	(6.14)%
2021	539	39.80	21,383	1.18%	25.16%
2020	559	31.80	17,775	1.23%	3.22%
2019	541	30.80	16,614	1.97%	29.51%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2023	44	14.40	635	1.95%	10.47%
2022	43	13.03	554	4.30%	(26.20)%
2021	45	17.66	749	2.37%	23.83%
2020	42	14.26	606	3.73%	(14.85)%
2019	36	16.75	595	2.72%	18.06%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO All Asset Portfolio
2023	24	$15.94	$377	2.62%	8.02%
2022	11	14.76	161	7.32%	(11.87)%
2021	11	16.74	190	11.27%	16.04%
2020	13	14.43	194	4.56%	7.91%
2019	14	13.37	185	2.86%	11.74%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
2023	580	10.20	5,918	2.76%	9.18%
2022	342	9.34	3,196	1.69%	(10.02)%
2021	133	10.38	1,377	0.96%	(1.81)%
2020	3	10.57	32	7.94%	5.71%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	65	14.81	958	2.28%	3.88%
2022	49	14.26	698	1.83%	(28.95)%
2021	44	20.07	879	1.18%	(4.88)%
2020	37	21.10	777	1.66%	17.27%
2019	27	17.99	479	2.12%	13.21%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO Low Duration Portfolio, Advisor Class
2023	178	$12.29	$2,186	3.50%	4.87%
2022	181	11.72	2,123	1.58%	(5.84)%
2021	179	12.45	2,231	0.44%	(1.03)%
2020	166	12.58	2,085	1.10%	2.89%
2019	171	12.22	2,088	2.63%	3.92%
PIMCO Real Return Portfolio, Advisor Class
2023	806	14.91	12,017	2.90%	3.57%
2022	775	14.39	11,151	6.77%	(11.99)%
2021	776	16.35	12,661	4.96%	5.48%
2020	691	15.50	10,706	1.29%	11.60%
2019	699	13.89	9,710	1.58%	8.33%
PIMCO Real Return Portfolio, Institutional Class
2023	5	10.27	55	0.97%	2.25%
PIMCO Short-Term Portfolio, Advisor Class
2023	205	12.64	2,590	4.37%	5.80%
2022	205	11.95	2,448	1.50%	(0.25)%
2021	204	11.98	2,446	1.01%	(0.16)%
2020	180	12.00	2,159	1.16%	2.14%
2019	150	11.75	1,763	2.18%	2.69%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO Short-Term Portfolio, Institutional Class
2023	80	$10.93	$876	4.66%	6.06%
2022	51	10.31	683	1.98%	(0.00)%
2021	29	10.31	297	0.47%	0.09%
2020	1	10.30	7	0.78%	2.40%
PIMCO Total Return Portfolio, Advisor Class
2023	2,115	14.10	29,793	3.47%	5.83%
2022	2,038	13.32	27,132	2.45%	(14.39)%
2021	1,994	15.56	30,989	1.75%	(1.37)%
2020	1,758	15.78	27,734	2.00%	8.54%
2019	1,730	14.53	25,132	2.90%	8.25%
PIMCO Total Return Portfolio, Institutional Class
2023	570	9.82	5,601	3.72%	6.09%
2022	391	9.26	3,617	2.87%	(14.17)%
2021	216	10.79	2,332	1.29%	(1.12)%
2020	11	10.91	115	1.60%	8.81%
Putnam VT Sustainable Leaders Fund, Class IA
2023	4	12.12	52	0.00%	9.16%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Royce Capital Fund Micro Cap Portfolio, Service Class
2023	44	$26.29	$1,163	0.00%	18.56%
2022	45	22.17	1,007	0.00%	(22.65)%
2021	40	28.67	1,133	0.00%	29.52%
2020	47	22.13	1,046	0.00%	23.55%
2019	52	17.91	929	0.00%	19.24%
Royce Capital Fund Small Cap Portfolio
2023	78	14.85	1,155	1.03%	25.93%
2022	60	11.79	704	0.53%	(9.20)%
2021	26	12.99	337	2.13%	28.82%
2020	5	10.08	47	1.49%	(7.15)%
Royce Capital Fund Small Cap Portfolio, Service Class
2023	386	30.41	11,727	0.70%	25.53%
2022	397	24.23	9,620	0.07%	(9.41)%
2021	395	26.75	10,549	1.26%	28.45%
2020	426	20.82	8,878	0.77%	(7.33)%
2019	361	22.47	8,118	0.45%	18.44%
Schwab S&P 500 Index Fund
2023	7	12.17	87	0.00%	7.23%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Templeton Developing Markets VIP Fund
2023	33	$10.97	$367	2.32%	12.77%
2022	28	9.73	268	3.45%	(21.70)%
2021	7	12.43	91	0.66%	(5.51)%
2020	2	13.15	23	4.90%	17.39%
Templeton Developing Markets VIP Fund, Class 2
2023	126	12.47	1,567	2.09%	12.62%
2022	126	11.07	1,391	2.35%	(21.98)%
2021	112	14.19	1,595	0.88%	(5.74)%
2020	100	15.06	1,508	3.65%	17.18%
2019	99	12.85	1,270	0.96%	26.70%
Templeton Foreign VIP Fund, Class 2
2023	623	17.17	10,690	3.19%	20.76%
2022	670	14.22	9,517	2.93%	(7.61)%
2021	681	15.39	10,440	1.89%	4.16%
2020	664	14.77	9,795	2.98%	(1.16)%
2019	641	14.94	9,586	1.73%	12.53%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Templeton Global Bond VIP Fund, Class 2
2023	723	$16.86	$12,181	0.00%	2.88%
2022	709	16.38	11,612	0.00%	(4.95)%
2021	732	17.24	12,527	0.00%	(4.99)%
2020	653	18.14	11,844	7.99%	(5.28)%
2019	623	19.15	11,922	6.83%	2.01%
Templeton Growth VIP Fund, Class 2
2023	884	19.45	17,170	3.30%	21.01%
2022	930	16.07	14,946	0.15%	(11.50)%
2021	937	18.16	17,017	1.12%	4.87%
2020	934	17.31	16,174	2.62%	5.80%
2019	979	16.37	16,014	2.80%	15.15%
TOPS Aggressive Growth ETF Portfolio, Class 1
2023	70	14.43	1,012	1.62%	17.77%
2022	35	12.26	430	1.79%	(15.74)%
2021	14	14.55	209	0.78%	19.66%
2020	2	12.16	22	1.98%	12.92%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
TOPS Aggressive Growth ETF Portfolio, Class 2
2023	7	$16.50	$118	1.13%	17.37%
2022	7	14.06	97	0.98%	(15.88)%
2021	9	16.71	149	0.61%	19.31%
2020	8	14.00	108	1.31%	12.68%
2019	5	12.43	64	1.55%	24.37%
TOPS Balanced ETF Portfolio, Class 2
2023	5	13.59	70	1.75%	11.39%
2022	8	12.20	97	1.50%	(11.15)%
2021	8	13.73	110	0.92%	9.62%
2020	8	12.52	94	1.38%	8.40%
2019	6	11.55	67	1.03%	15.93%
TOPS Conservative ETF Portfolio, Class 1
2023	34	11.77	396	2.14%	9.48%
2022	16	10.75	180	2.03%	(8.60)%
2021	14	11.76	169	1.82%	6.74%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
TOPS Conservative ETF Portfolio, Class 2
2023	3	$12.75	$32	1.35%	9.19%
2022	2	11.67	28	1.69%	(8.85)%
2021	3	12.81	33	1.19%	6.45%
2020	2	12.03	30	1.61%	7.04%
2019	2	11.24	26	1.89%	11.70%
TOPS Growth ETF Portfolio, Class 1
2023	420	13.89	5,828	1.75%	16.41%
2022	259	11.93	3,085	2.23%	(14.55)%
2021	61	13.96	854	0.94%	16.89%
2020	17	11.94	200	1.54%	11.92%
TOPS Growth ETF Portfolio, Class 2
2023	166	15.72	2,614	1.34%	16.09%
2022	157	13.54	2,131	1.36%	(14.70)%
2021	145	15.87	2,298	0.82%	16.52%
2020	132	13.62	1,795	1.54%	11.67%
2019	111	12.20	1,360	1.67%	22.07%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
TOPS Moderate Growth ETF Portfolio, Class 1
2023	468	$13.13	$6,149	2.32%	13.81%
2022	270	11.54	3,121	2.07%	(12.66)%
2021	103	13.21	1,361	1.31%	13.12%
2020	10	11.68	122	2.69%	10.83%
TOPS Moderate Growth ETF Portfolio, Class 2
2023	21	14.67	313	1.86%	13.47%
2022	19	12.93	252	1.53%	(12.90)%
2021	17	14.85	257	1.05%	12.82%
2020	15	13.16	199	1.32%	10.60%
2019	12	11.90	137	1.66%	18.91%
Vanguard VIF Capital Growth Portfolio
2023	1,288	16.94	21,807	0.91%	27.98%
2022	787	13.24	10,417	0.59%	(15.48)%
2021	274	15.66	4,281	0.23%	20.99%
2020	32	12.94	411	0.77%	16.87%
Vanguard VIF Conservative Allocation Portfolio
2023	5	11.02	55	0.00%	5.21%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Equity Income Portfolio
2023	222	$14.75	$3,280	2.37%	8.10%
2022	149	13.65	2,034	2.33%	(0.66)%
2021	59	13.74	793	0.39%	25.23%
2020	3	10.97	31	1.33%	2.44%
Vanguard VIF Equity Index Portfolio
2023	2	22.43	47	1.59%	26.11%
2022	3	17.79	56	1.19%	(18.23)%
2021	2	21.75	52	0.95%	28.30%
2020	1	16.95	23	1.25%	17.77%
2019	1	14.40	10	0.00%	31.30%
Vanguard VIF Growth Portfolio
2023	2	13.37	31	0.00%	9.65%
Vanguard VIF International Portfolio
2023	142	13.69	1,945	1.37%	14.65%
2022	95	11.94	1,271	1.05%	(30.12)%
2021	55	17.08	933	0.07%	(1.98)%
2020	2	17.43	38	0.04%	56.98%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Mid-Cap Index Portfolio
2023	3	$18.09	$63	1.38%	15.83%
2022	3	15.62	52	1.04%	(18.82)%
2021	3	19.24	51	0.98%	23.70%
2020	2	15.55	36	1.06%	16.78%
2019	1	13.32	16	0.38%	30.87%
Vanguard VIF Real Estate Index Portfolio
2023	57	13.66	772	2.27%	11.70%
2022	42	12.23	514	1.66%	(26.30)%
2021	28	16.59	462	1.04%	40.00%
2020	9	11.85	112	1.61%	(5.09)%
2019	3	12.48	40	0.00%	28.81%
Vanguard VIF Short-Term Investment-Grade Portfolio
2023	1,776	10.56	18,741	1.79%	6.16%
2022	1,014	9.94	10,083	1.14%	(5.72)%
2021	351	10.55	3,694	0.46%	(0.52)%
2020	31	10.60	328	1.40%	5.43%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Total Bond Market Index Portfolio
2023	68	$10.73	$727	2.41%	5.58%
2022	58	10.16	586	1.92%	(13.21)%
2021	46	11.71	544	2.00%	(1.81)%
2020	35	11.93	417	2.24%	7.54%
2019	23	11.09	252	0.49%	8.67%
Vanguard VIF Total Stock Market Index Portfolio
2023	79	21.53	1,700	1.06%	25.95%
2022	61	17.10	1,037	1.03%	(19.59)%
2021	29	21.26	612	1.16%	25.21%
2020	19	16.98	330	1.33%	19.91%
2019	7	14.16	97	1.37%	30.75%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets.  The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.